Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ssys
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 133,826	$ 20,092
Short-term bank deposits	20,063	0
Restricted deposits	929	0
Short-term investments	0	14,602
Accounts receivable:
Trade, less allowance for doubtful accounts of $654 at December 31, 2012 and $1,089 at December 31, 2011	64,678	24,642
Other	22,934	1,589
Inventories	67,995	22,771
Net investment in sales-type leases, less allowance for doubtful accounts of $301 at December 31, 2012 and $230 at December 31, 2011	5,134	3,295
Prepaid expenses	2,751	3,259
Deferred income taxes	4,968	2,973
Total current assets	323,278	93,223
Non-current assets
Property, plant and equipment, net	62,070	39,669
Other assets
Goodwill	822,475	25,394
Other intangible assets, net	510,372	25,295
Net investment in sales-type leases	7,872	5,495
Long-term investments	1,634	32,581
Amounts funded in respect of employees rights upon retirement	2,628	0
Other non-current assets	1,184	113
Total other assets	1,346,165	88,878
Total assets	1,731,513	221,770
LIABILITIES AND EQUITY
Accounts payable	35,235	8,541
Other current liabilities	40,179	10,827
Deferred tax liabilities	945	0
Unearned revenues	18,068	9,769
Total current liabilities	94,427	29,137
Non-current liabilities
Employee rights upon retirement	4,188	0
Deferred tax liabilities	54,693	6,760
Unearned revenues - long-term	3,181	2,562
Other non-current liabilities	2,868	0
Total liabilities	159,357	38,459
Commitments and contingencies, see notes 12 and 17
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 60,000 shares; 38,372 and 21,246 shares issued and outstanding at December 31, 2012 and 2011, respectively	101	55
Additional paid-in capital	1,459,294	79,343
Retained earnings	112,503	104,012
Accumulated other comprehensive loss	(238)	(99)
Equity attributable to Stratasys Ltd.	1,571,660	183,311
Non-controlling interest	496	0
Total equity	1,572,156	183,311
Total liabilities and equity	$ 1,731,513	$ 221,770

Consolidated Balance Sheets [Parenthetical] In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Allowance for doubtful accounts receivable (in dollars)	$ 654		$ 1,089
Allowance for doubtful accounts, net investment in sales-type leases (in dollars)	$ 301		$ 230
Common stock, par value (in dollars per share)		0.01		0.01
Common stock, shares authorized	60,000	60,000	60,000	60,000
Common stock, shares issued	38,372	38,372	21,246	21,246
Common stock, shares outstanding	38,372	38,372	21,246	21,246

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
Products	$ 179,762	$ 127,476	$ 97,467
Services	35,482	28,418	25,365
Fair value of warrant related to OEM agreement	0	0	(4,988)
Revenue, Net	215,244	155,894	117,844
Cost of sales
Products	86,742	61,545	50,359
Services	18,591	11,945	11,399
Cost of Goods and Services Sold, Total	105,333	73,490	61,758
Gross profit	109,911	82,404	56,086
Operating expenses
Research and development, net	19,659	14,360	9,755
Selling, general and administrative	73,130	39,038	32,863
Operating Expenses, Total	92,789	53,398	42,618
Operating income	17,122	29,006	13,468
Other income	1,388	2,346	368
Income before income taxes	18,510	31,352	13,836
Income taxes	9,687	10,726	4,466
Net income	8,823	20,626	9,370
Net income attributable to non-controlling interest	332	0	0
Net income attributable to Stratasys Ltd.	8,491	20,626	9,370
Net income per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ 0.37	$ 0.98	$ 0.46
Diluted (in dollars per share)	$ 0.36	$ 0.95	$ 0.44
Weighted average ordinary shares outstanding
Basic	22,812	21,133	20,579
Diluted	23,776	21,653	21,130
Comprehensive Income
Net income	8,823	20,626	9,370
Other comprehensive income (loss):
Unrealized gain (loss) on securities, net of tax	(167)	0	101
Foreign currency translation adjustment	(71)	47	(229)
Other comprehensive income (loss), net of tax	(238)	47	(128)
Comprehensive income	8,585	20,673	9,242
Less: comprehensive income attributable to non-controlling interest	233	0	0
Comprehensive income attributable to Stratasys Ltd.	$ 8,352	$ 20,673	$ 9,242

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 53	$ 55,532	$ 74,016	$ (18)	$ 129,583		$ 129,583
Balance (in shares) at Dec. 31, 2009	20,365,687
Exercise of stock options	1	6,401			6,402		6,402
Exercise of stock options (in shares)	(456,200)
Income tax reductions relating to exercise of stock options and warrant		2,961			2,961		2,961
Vested stock option repurchase		(2,136)			(2,136)		(2,136)
Stock-based compensation		1,242			1,242		1,242
Fair value of warrant related to OEM agreement		4,988			4,988		4,988
Comprehensive income (loss)			9,370	(128)	9,242		9,242
Balance at Dec. 31, 2010	54	68,988	83,386	(146)	152,282	0	152,282
Balance (in shares) at Dec. 31, 2010	20,821,887
Exercise of stock options	1	6,148			6,149		6,149
Exercise of stock options (in shares)	(423,783)
Income tax reductions relating to exercise of stock options and warrant		2,620			2,620		2,620
Stock-based compensation		1,587			1,587		1,587
Comprehensive income (loss)			20,626	47	20,673		20,673
Balance at Dec. 31, 2011	55	79,343	104,012	(99)	183,311	0	183,311
Balance (in shares) at Dec. 31, 2011	21,245,670
Exercise of stock options	4	15,293			15,297		15,297
Exercise of stock options (in shares)	(1,322,047)
Income tax reductions relating to exercise of stock options and warrant		15,192			15,192		15,192
Stock-based compensation		8,874			8,874		8,874
Issuance of stock related to the merger	42	1,340,592			1,340,634	263	1,340,897
Issuance of stock related to the merger (in shares)	15,444,630
Comprehensive income (loss)			8,491	(139)	8,352	233	8,585
Balance at Dec. 31, 2012	$ 101	$ 1,459,294	$ 112,503	$ (238)	$ 1,571,660	$ 496	$ 1,571,660
Balance (in shares) at Dec. 31, 2012	38,372,462

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 8,823	$ 20,626	$ 9,370
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,624	5,864	6,360
Amortization	11,873	4,484	2,982
Deferred income taxes	(2,266)	(113)	(328)
Stock-based compensation	8,874	1,587	1,242
Excess tax benefit from stock options and warrant	(15,192)	(2,620)	(2,515)
Fair value of warrant related to OEM agreement	0	0	4,988
Gain on disposal of property, plant and equipment	(153)	(156)	0
Gain on sale of investments	(251)	(1,831)	0
Gains on amounts funded in respect of employee rights upon termination	(57)	0	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(28,502)	(5,739)	(801)
Inventories	(7,724)	(5,846)	(5,367)
Net investment in sales-type leases	(4,216)	(2,625)	932
Prepaid expenses	1,534	1,438	(1,137)
Other assets	(1,072)	290	867
Accounts payable and other current liabilities	21,340	6,538	4,495
Non-current liabilities	637	0	0
Unearned revenues	222	615	883
Net cash provided by operating activities	1,494	22,512	21,971
Cash flows from investing activities
Proceeds from the maturity of investments	14,300	19,927	27,728
Proceeds from the sale of investments	39,067	15,748	0
Purchase of investments	(8,407)	(18,755)	(67,912)
Proceeds from sale of property and equipment	226	0	0
Redemption of short-term bank deposits	9,999	0	0
Increase in restricted deposits	(84)
Acquisition of property and equipment	(12,057)	(12,849)	(7,822)
Amounts funded in respect of employee rights upon retirement	(32)	0	0
Acquisition of intangible and other assets	(3,018)	(4,318)	(1,288)
Cash acquired through merger with Objet Ltd.	41,524	0	0
Acquisition of Solidscape, Inc., net of cash acquired	0	(38,559)	0
Net cash provided by (used in) investing activities	81,518	(38,806)	(49,294)
Cash flows from financing activities
Proceeds from exercise of stock options and warrant	15,297	6,149	6,402
Cash paid for vested stock option repurchases	0	0	(2,137)
Excess tax benefit from stock options and warrant	15,192	2,620	2,515
Net cash provided by financing activities	30,489	8,769	6,780
Effect of exchange rate changes on cash	233	63	(218)
Net increase (decrease) in cash and cash equivalents	113,734	(7,462)	(20,761)
Cash and cash equivalents, beginning of year	20,092	27,554	48,315
Cash and cash equivalents, end of year	133,826	20,092	27,554
Supplemental disclosures of cash flow information:
Cash paid for taxes	8,169	6,043	5,027
Transfer of fixed assets to inventory	96	213	242
Transfer of inventory to fixed assets	2,787	2,747	2,336
net of cash acquired	0	38,559	0
Solidscape, Inc [Member]
Cash flows from investing activities
Acquisition of Solidscape, Inc., net of cash acquired		(38,559)
Supplemental disclosures of cash flow information:
Fair value of assets acquired		48,191
Less liabilities assumed		(9,092)
Net acquired assets		39,099
Less cash acquired		(540)
net of cash acquired		38,559
Objet Ltd [Member]
Cash flows from investing activities
Acquisition of Solidscape, Inc., net of cash acquired	(1,299,373)
Supplemental disclosures of cash flow information:
Fair value of assets acquired	1,456,924
Less liabilities assumed	(116,027)
Net acquired assets	1,340,897
Less cash acquired	(41,524)
net of cash acquired	$ 1,299,373

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Accounting Policies [Text Block]

Note 1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Stratasys Ltd. and subsidiaries (collectively the “Company”) is a leading global provider of additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company’s systems include desktop 3D printers for idea and design development, various systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). The Company also develops, manufactures and sells materials for use with its systems and provides various services to its customers.

The Company is the result of the 2012 merger of two AM companies, Stratasys, Inc. and Objet Ltd. (“Objet”). On December 1, 2012 (the “merger date”), the two companies completed an all-stock merger (the “merger”), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the merger, Objet changed its name to Stratasys Ltd., and the ordinary shares of Stratasys Ltd. were listed on the NASDAQ Global Select Market under the trading symbol “SSYS”, in place of Stratasys, Inc.’s common stock, which had also traded under that symbol.

The merger was structured as a reverse merger of Stratasys, Inc. with and into a wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the combined company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. See additional disclosure provided in note 2, including pro forma financial information for the Company on a combined basis.

The Company has one reportable segment, which generates revenues via the sale of its 3D printing systems and related consumables and by providing support services. The Company’s chief operating decision-maker evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements. The Company operates through offices in Israel, the United States, Germany, Italy, India, Australia, Japan, China and Hong Kong. Entity-wide disclosures on net sales and property, plant and equipment are presented in note 18.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Functional Currency and Foreign Currency Transactions

A major part of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar. The functional currency of the other subsidiaries is generally their local currency. The financial statements of those subsidiaries are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at actual exchange rates during the year. Differences resulting from translation are presented in equity, under accumulated other comprehensive income. Gains and losses on foreign currency transactions and exchange gains and losses denominated in non-functional currencies are reflected in other income (expense) in the consolidated statements of operations and comprehensive income when they arise.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements.

As applicable to these consolidated financial statements, the most significant estimates relate to revenue recognition, allowance for doubtful accounts, inventories, valuation and assumptions underlying stock-based compensation, purchase price allocation on acquisitions, intangible assets, valuation of goodwill, uncertain tax positions and contingent liabilities.

Cash and Cash Equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use, and debt instruments, purchased with maturities of three months or less when acquired, are considered to be cash equivalents.

Short-term Bank Deposits

Short-term bank deposits are deposits with maturities of more than three months and up to one year when acquired. Short-term bank deposits are presented at their cost, including accrued interest.

Restricted Deposits

Restricted deposits consist primarily of cash deposits for rent.

Short-term and Long-term Investments

Classification of investments as current or non-current is dependent upon management’s intended holding period, the investment’s maturity date, and liquidity considerations based on market conditions. These investments are then evaluated and classified as available-for-sale or held-to-maturity in accordance with the provisions of Accounting Standards Codification (“ASC”) 320, Investments - Debt and Equity Securities. This evaluation takes into consideration the Company’s past history of holding investments until maturity, projected cash flow estimates, future capital requirements, the existence of credit deterioration of the issuer and the Company’s overall investment strategy as established by management and approved by the Company’s Board of Directors.

If management has the positive intent and ability to hold its debt securities until maturity, they are classified as “held-to-maturity” and accounted for using the amortized-cost method. All other securities are classified as “available-for-sale” and accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income. The Company liquidated most of its investments during the year ended December 31, 2012, primarily in connection with the merger. As a result of this liquidation of investments, the Company had only one remaining investment classified as held-to-maturity. In consideration of the substantial liquidation of the Company’s held-to-maturity investments in the fourth quarter of 2012, the Company transferred the remaining held-to-maturity investment to available-for-sale and recorded the unrealized loss in other comprehensive income.

For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in other income (expense), is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss). Realized gains and losses for both debt and equity securities are included in other income (expense).

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Accounts Receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. A trade receivable is considered to be past due if the receivable balance is outstanding beyond terms identified on the customer’s purchase order and accepted by the Company. A sales-type lease receivable is considered to be past due if the receivable balance is outstanding beyond terms identified in the lease. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on past write-offs and collections and current credit conditions. The Company evaluates a number of factors to assess collectability, including an evaluation of the creditworthiness of the specific customer, past due amounts, payment history, and current economic conditions. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts are written-off against the reserve when management deems the accounts are no longer collectible.

Derivative Instruments and Hedge Accounting

As part of the Company’s risk management strategy, it uses foreign currency exchange forward contracts to hedge against certain foreign currency exposures. The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value on a trade date basis. Derivatives in a gain position are reported in accounts receivable—other in the consolidated balance sheets and derivatives in a loss position are recorded in other current liabilities, as applicable, in the consolidated balance sheets.

On the date that the Company enters into a derivative contract, it designates the derivative for accounting purposes, as either a hedging instrument or a non-hedging instrument. In order to qualify for hedge accounting, the Company formally documents at the inception of each hedging relationship the hedging instrument, the hedged item, the risk management objective and strategy for undertaking each hedging relationship, and the method used to assess hedge effectiveness.

If a derivative financial instrument does not qualify for hedge accounting, the Company records the changes in fair value of derivative instruments in other income in the consolidated statements of operations and comprehensive income. Through December 31, 2012, the Company has not designated any derivative financial instruments for hedge accounting.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on methods that approximate first-in, first-out. Inventory costs consist of material, direct labor and overhead. The Company periodically assesses inventory for obsolescence and excess and reduces the carrying value by an amount equal to the difference between its cost and the estimated market value based on assumptions about future demand and historical sales patterns.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the lease term or the estimated useful life of the asset. Maintenance and repairs are charged to operations, while betterments and improvements are capitalized.

Depreciation lives are as follows:

Years
Machinery and equipment	3-10
Buildings and improvements	10-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	2-10

Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level at the end of each year, or whenever events or circumstances present an indication of impairment.

During 2012, the Company applied the Financial Accounting Standards Board (“FASB”) guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The evaluation of goodwill impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012, the Company performed the qualitative test for goodwill, based on the reporting units to which the goodwill is allocated and concluded that it is more likely than not that the fair value of the reporting units exceeds its carrying value. Therefore, the Company did not continue to perform the two-step impairment test. Important qualitative factors assessed included the overall current and planned financial performance of the reporting units and the current share price of the Company, as well as the overall multiples of cash flow for comparable companies. For the goodwill related to the merger, the very short time period of 30 days between the merger date and the testing date of December 31, 2012 was also considered. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no goodwill was determined to be impaired.

Other Intangible Assets

Other intangible assets are comprised of definite life intangible assets and indefinite life intangible assets. Other intangible assets and their amortization lives are as follows:

Years
Capitalized software development costs	3-5
Trademarks and trade names	5-15
Patents	10
Developed technology	6-11
Customer relationships	10-15
Non-compete agreement	3
In-process research and development	Indefinite

Other intangible assets primarily represent acquired intangible assets including developed technology, trade name, customer relationships and in-process research and development (“IPR&D”). Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life which is determined by identifying the period over which most of the cash flows are expected to be generated. Amortization of acquired developed technology is recorded under cost of sales. Amortization of trade name and customer relationships is recorded under selling, general and administrative expenses. The Company capitalizes IPR&D projects acquired as part of a business combination. On completion of each project, IPR&D assets are reclassified to developed technology and amortized over their estimated useful lives. If any of the IPR&D projects are abandoned, the Company would be required to record an impairment of the related IPR&D asset.

The costs of software development, including significant product enhancements, incurred subsequent to establishing technological feasibility have been capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed. The Company recorded amortization expense related to capitalized software costs of $0.9 million, $1.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Costs incurred prior to establishment of technological feasibility are charged to research and development expense.

Impairment in Value of Long-Lived Assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no long-lived assets were determined to be impaired.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 simplifies the manner in which an entity tests indefinite-lived intangible assets for impairment by providing an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity determines, based on the qualitative tests, that it is not more likely than not (a likelihood of more than 50 percent) that the indefinite-lived intangible asset is impaired, than no further action is required. An entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company decided to early adopt this ASU.

The evaluation of indefinite-lived intangible asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012 the Company performed the qualitative test for indefinite-lived intangibles related to the December 1, 2012 merger between Stratasys, Inc. and Objet and concluded that it was not necessary to perform the two-step impairment test. Important qualitative factors included the very short time period of 30 days between the merger date and the testing date of December 31, 2012 and the current status of the IPR&D projects that represent this intangible asset. The Company chose to perform the first step of the two-step impairment test for the indefinite lived intangibles related to the May 3, 2011 acquisition of Solidscape, Inc., a Delaware corporation (“Solidscape”) and determined that step two was not necessary. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no indefinite-lived intangibles were determined to be impaired.

Contingent Liabilities

Certain conditions, such as legal proceedings, may exist as of the date the financial statements are issued, that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Legal fees are expensed as incurred.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that loss has been incurred and the amount of the liability can be estimated, then the Company would record an accrued expense in the Company’s financial statements. The estimated liability if the assessment indicates that a potential loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable, is disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless material or they involve guarantees, in which case the guarantee would be disclosed.

Revenue Recognition

The Company derives revenue from sales of AM systems, consumables, and services. The Company recognizes revenue when (1) persuasive evidence of a final agreement exists, (2) delivery has occurred or services have been rendered, (3) the selling price is fixed or determinable, and (4) collectability is reasonably assured. The Company’s primary shipping terms are FOB shipping point, and, as such, most of the revenue from the sale of 3D printers, production systems and consumables is recognized when shipped. Exceptions to this policy occur if a customer’s purchase order indicates an alternative term or provides for certain contingencies, such as formal acceptance. In these instances, revenue is recognized upon satisfying these conditions. Another exception occurs in sales of certain high-performance systems to end user clients in which the revenue is recognized after installation is complete, since the Company views installation in these systems to be essential to the functionality of the system and a critical part of performance of the delivery obligation. Revenues from sales to resellers are generally recognized upon shipment. When products are sold to a reseller, the reseller is responsible for the installation of the system with the end user client.

Revenue from sales-type leases may include systems, other products and maintenance contracts. The Company recognizes revenue from sales-type leases at the net present value of future lease payments. Product revenue from leases for the Company’s high-performance systems is recognized at the time of lessee acceptance, which follows installation. Product revenue from sales-type leases for other systems is generally recognized at the time of shipment, since either the customer or the reseller performs the installation. The portion of lease agreements related to maintenance contracts is deferred and recognized ratably over the coverage period. Revenue from operating leases is recognized ratably over the lease period.

The Company’s systems include embedded software. The software is considered incidental to the system as a whole and, in accordance with applicable accounting standards, is not accounted for separately because the software is not a significant focus of the marketing effort and is not sold separately. The software only works with the system and the system only works with the software. The Company does not provide post-contract customer support specific to the software. The research and development efforts to create the software are not significant in comparison to the total system research, development and production costs.

In accordance with ASC 605, Revenue Recognition, when two or more product offerings with varying delivery dates are contained in a single arrangement, revenue is allocated between the items based on their relative selling price, provided that each item meets the criteria for treatment as a separate unit of accounting. An item is considered a separate unit of accounting if it has value to the customer on a standalone basis and there is objective and reliable evidence of the selling price of the items. The Company determines the selling price by reference to the prices it charges when the items are sold separately. If the Company does not sell the item separately, the selling price is determined by reference to comparable third-party evidence. If neither of these methods provides an appropriate basis for determining a selling price, then one is estimated based on the price at which the Company would sell the item if it were sold regularly on a standalone basis.

The majority of service revenue is derived from sales of maintenance contracts. Service revenue from maintenance contracts is recognized ratably over the period of coverage ranging from one to three years. When a maintenance contract is bundled with the sale of the system, it is treated for revenue recognition purposes as a separate unit of accounting as discussed above. The fair value of this maintenance agreement is deferred and recognized ratably over its term. Unearned revenues are derived mainly from these prepaid maintenance agreements. The Company classifies the portion of unearned revenue not expected to be earned in the subsequent 12 months as long-term.

The Company assesses collectability as part of the revenue recognition process. This assessment includes a number of factors such as an evaluation of the creditworthiness of the customer, past due amounts, past payment history, and current economic conditions. If it is determined that collectability cannot be reasonably assured, the Company will decline shipment, request a down payment, or defer recognition of revenue until ultimate collectability is reasonably assured.

Shipping Revenue

The Company classifies shipping and handling costs charged to customers in connection with the sale of products and services as revenue. The related shipping and handling costs incurred by the Company are classified as costs of sales.

Advertising

Advertising costs are charged to operations as incurred and were approximately $4.8 million, $3.6 million and $2.8 million, for 2012, 2011 and 2010, respectively.

Research and Development Costs

Expenditures for research, development and engineering of products and manufacturing processes are expensed as incurred, in accordance with ASC 730, Research and Development. For collaborative agreements that entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects, payments received are recorded as offsets to the research and development expenditures and are therefore not recognized as revenue.

Sales and Value Added Taxes

Taxes collected from customers and remitted to governmental authorities are recorded on a net basis (excluded from revenues) in the Company’s consolidated statements of operations and comprehensive income.

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Deferred tax has not been provided on the following items:

1) Taxes that would apply in the event of disposal of investments in foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2) Amounts of tax-exempt income generated from the Company’s current approved enterprises (see note 11b) as the Company intends to permanently reinvest these profits and does not intend to distribute dividends from such income. If these dividends were to be paid, the Company would have to pay additional taxes at a rate up to 10% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

3) Dividends distributable from the income of foreign companies as the Company do not expect these companies to distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Tax Contingencies

In accordance with ASC 740, Accounting for Income Taxes, the Company takes a two-step approach to recognizing and measuring uncertain tax positions (tax contingencies). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required. The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of short term bank deposits, cash and cash equivalents, trade receivables, investment in sales type leases, foreign currency exchange forward contracts and investment securities. Most of the Company’s cash and cash equivalents and investment securities are invested in U.S. dollar and Euro instruments with major banks in the U.S. and Israel. Management believes that the credit risk with respect to the financial institutions that hold the Company’s cash, cash equivalents and investment securities is low.

Earnings Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income per share excludes dilution and is computed by dividing net income by the weighted average number of shares outstanding for the periods that have net income. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then share in the income of the Company. The difference between the number of common shares used to compute basic net income per share and diluted net income per share relates to additional common shares that would be issued upon the assumed exercise of stock options and warrants, net of the common shares that would hypothetically be repurchased using the proceeds received from the original exercise. The additional ordinary shares amounted to 964,123 in 2012, 520,605 in 2011 and 550,121 in 2010. There were no options excluded from the dilution calculation for 2012 and 2011, since the market price of the Company’s ordinary shares at December 31, 2012 and the market price of Stratasys, Inc.’s common stock at December 31, 2011, exceeded the exercise price of all outstanding options. A total of 400 options were excluded from the dilution calculation for 2010, since their inclusion would have had an anti-dilutive effect.

Stock-Based Compensation

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. The computation of expected volatility is based on historical volatility from traded options on our stock. The expected option term is calculated in accordance with ASC 718, Compensation – Stock Compensation. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. Each of the three factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be materially different. The Company recognizes expense on a straight-line basis over the employee’s requisite service period.

Accrued Product Warranties

Some of the Company’s products are covered by a warranty with periods ranging generally from ninety days to one year from the date of sale to the end customer. A liability is recorded for future warranty costs in the same period in which related revenue is recognized. The liability is based on anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to earnings in the period such a determination is made.

Comprehensive Income

The Company complies with ASC 220, Comprehensive Income, which establishes rules for the reporting and display of comprehensive income (loss) and its components. The Company reports the financial impact of translating its foreign subsidiaries’ financial statements from functional currency to reporting currency as a component of comprehensive income (loss). The Company also holds investments classified as available-for-sale that are accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income (loss).

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no net effect on previously reported results of operations.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 2. Business Combinations

Merger Between Stratasys, Inc. and Objet

On December 1, 2012, Stratasys, Inc. and Objet completed their merger. Pursuant to the merger, Objet issued to Stratasys, Inc. stockholders one Objet ordinary share for each share of Stratasys, Inc. common stock outstanding and Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the merger, Objet changed its name to Stratasys Ltd.

Immediately prior to the closing of the merger, Objet’s shareholders approved a conversion of all outstanding Objet preferred shares into ordinary shares and a reverse split of Objet’s ordinary shares at a ratio of 1 for 8.691. After giving effect to the reverse split and the conversion ratio of one Objet ordinary share for each share of Stratasys, Inc. common stock, the former holders of Stratasys, Inc. common stock held 55% of the Company’s ordinary shares and the holders of Objet ordinary shares retained 45% of the Company’s ordinary shares, on a fully diluted basis by using the treasury stock method. The calculation of the ordinary shares to be held after the merger by the Stratasys, Inc. stockholders and the Objet shareholders gave effect to the assumed exercise of all outstanding in-the-money options of each entity as determined on the treasury stock basis of accounting.

At the completion of the merger, each outstanding option to purchase one share of Stratasys, Inc. common stock was converted into an option to purchase one ordinary share of the Company at an exercise price equal to the original exercise of the Stratasys, Inc. option, and otherwise in accordance with the remaining original terms of the Stratasys, Inc. option. Under the terms of the Stratasys, Inc. options, all outstanding Stratasys, Inc. options granted prior to the merger date plus certain options granted in May 2012 became fully exercisable automatically as a result of the completion of the merger. Stock-based compensation expense of $4.5 million was recognized on the merger date upon the options becoming fully exercisable, representing the unamortized expense calculated at the time of the original option grant.

The merger has been accounted for as an acquisition of Objet by Stratasys, Inc. in accordance with Accounting Standards Codification Topic 805, “Business Combinations,” using the acquisition method of accounting with Stratasys, Inc. as the accounting acquirer. Since Stratasys, Ltd. (formerly known as Objet, Ltd.), as the parent company of Stratasys, Inc. after the merger, is the legal acquirer, the merger has been accounted for as a reverse acquisition. Under these accounting standards, Stratasys, Inc.’s total purchase price is calculated as if Stratasys, Inc. had issued its shares to Objet’s shareholders and converted options to purchase Objet’s ordinary shares to options to purchase Stratasys, Inc. common stock, as follows:

(in millions, except price per share)
Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Stratasys, Inc. closing price on December 1, 2012 merger date	$74.95
Total fair value of stock consideration	1,158
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183
Fair value of non-controlling interest	0.3
Total purchase price	$1,341

The converted stock options represent the fair value of such options attributable to service prior to the merger date using the stock price on the merger date as an input to the Black Scholes valuation model to determine the fair value of the options.

The following assumptions were applied in determining the fair value of deemed (for accounting purposes only) conversion of Objet equity awards:

Risk-free interest rate	0.35%-0.49%
Expected option term	2.5-3.7 years
Expected price volitility	60.72%-62.59%
Dividend yield	-
Weighted average merger date fair value	$8.62

The Company’s computation of expected volatility is based on historical volatility from traded options on the Company’s stock. The expected option term was calculated in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of the merger.

Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Objet acquired in the merger, based on their fair values at the merger date. The estimated fair values are preliminary and based on the information that was available as of the merger date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets, property, plant and equipment, inventory and accounts receivable. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the merger date. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

The fair values of the developed technology, IPR&D and the customer relationship were estimated using a discounted present value income approach. Under the income approach, an intangible asset’s fair value is equal to the present value of future economic benefits to be derived from ownership of the asset. Indications of value are developed by discounting future net cash flows to their present value at market-based rates of return. The fair value of the trade name was estimated using an income approach, specifically known as the relief from royalty method. The relief from royalty method is based on the hypothetical royalty stream that would be received if the Company were to license the trade name and was based on expected revenues. The useful life of the intangible assets for amortization purposes was determined considering the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for the entity-specific factors including legal, regulatory, contractual, competitive, economic or other factors that may limit the useful life of intangible assets.

In addition, the allocation of the purchase price assumed resulted in the recognition of backlog, which was valued at $6.3 million. Backlog is included in accounts receivable - other and is being amortized to selling, general and administrative based on the pattern in which the economic benefits of backlog are estimated to be realized.

The goodwill recognized as a result of the merger is attributable primarily to the strategic and synergistic opportunities across the entire additive manufacturing spectrum, expected corporate synergies and the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.

The Company incurred $7.6 million of Stratasys, Inc.’s acquisition-related costs that were expensed during the year ended December 31, 2012. These costs are included in selling, general and administrative costs in the Company’s consolidated statements of operations.

The actual Objet net sales and net income included in the Company’s consolidated statements of operations and comprehensive income for the year ended December 31, 2012 (for the period from the December 1, 2012 merger date through December 31, 2012, which are not indicative of the results to be expected for a full year) and the supplemental unaudited pro forma net sales and net income of the combined entity had the acquisition been completed on January 1, 2011 (in thousands, except per share data) are as follows:

Actual Objet results of operations included in the
Consolidated Results of Operations:
Net sales	$19,098
Loss attributable to Objet	(4,626)

	Year ended
(Unaudited)	December 31,
	2012	2011
Supplemental pro forma combined results of operations:
Net sales	$359,054	$274,310
Loss attributable to Stratasys Ltd.	(21,577)	(78,705)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.58)	$(2.15)

Adjustments to the supplemental pro forma combined results of operations are as follows (in thousands):

(Unaudited)	Year ended
	December 31,
	2012	2011
Stock-based compensation related to business combination	$22,642	$22,079
Increase in amortization of intangibles	44,239	48,261
Adjust expenses related to business combination
(deal fees, inventory step-up, backlog, deferred revenues,
stock-based compensation accelerations)	(28,850)	50,644
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899)	(6,960)
	$35,132	$114,024

These unaudited pro forma condensed consolidated financial results have been prepared for illustrative purposes only and do not purport to be indicative of the results of operations that actually would have resulted had the acquisition occurred on the first day of the earliest period presented, or of future results of the consolidated entities. The unaudited pro forma condensed consolidated financial information does not reflect any operating efficiencies and cost savings that may be realized from the integration of the acquisition.

Solidscape Acquisition

On May 3, 2011, Stratasys, Inc. entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Solidscape; Granite Acquisition Corporation, a Delaware corporation and Stratasys, Inc.’s wholly-owned subsidiary (“Merger Sub”); and the Controlling Stockholders identified in the Merger Agreement, pursuant to which Stratasys, Inc. acquired all the outstanding shares of capital stock of Solidscape in a cash-for-stock transaction where all outstanding shares of capital stock and all in-the-money options to purchase shares of common stock of Solidscape were exchanged for an aggregate purchase price of $39.1 million. Under the terms of the Merger Agreement, Merger Sub merged with and into Solidscape, with Solidscape surviving as Stratasys, Inc.’s wholly-owned subsidiary (the “Merger”). The Merger Agreement was unanimously approved by Stratasys, Inc.’s board of directors.

In the second quarter of 2011, Stratasys, Inc. incurred acquisition-related costs of approximately $615,000, which are recorded as selling, general and administrative expenses in the consolidated statements of operations and comprehensive income.

The acquisition has been accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Solidscape acquired in connection with the acquisition, based on their estimated fair values. At June, 30, 2011, Stratasys, Inc. preliminarily estimated the value of net tangible and intangible assets of Solidscape acquired in connection with the acquisition. At December 31, 2011, Stratasys, Inc. updated this preliminary estimate as required under purchase accounting rules. The final allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred income taxes	383
Property, plant and equipment	364
Goodwill	24,616
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)

Total purchase price	$39,099

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$11,750	6.7
Customer base	5,100	15
Trademarks	1,150	15
In-process R&D	1,150	Indefinite
Non-compete agreement	350	3
Total intangible assets	$19,500

The fair values of the identified intangible assets were estimated using an income approach. Under the income approach, an intangible asset’s fair value is equal to the present value of future economic benefits to be derived from ownership of the asset. Indications of value are developed by discounting future net cash flows to their present value at market-based rates of return. The goodwill recognized as a result of the Solidscape acquisition is primarily attributable to the value of the workforce and corporate synergies. None of the goodwill recognized is expected to be deductible for income tax purposes. The useful life of the intangible assets for amortization purposes was determined with the help of outside consultants considering the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for the entity-specific factors including legal, regulatory, contractual, competitive economic or other factors that may limit the useful life of intangible assets.

Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

Note 3. Financial Instruments and Risk Management

The Company’s derivatives outstanding as of December 31, 2012 were short-term in nature and generally had maturities of no longer than twelve months. All changes in market value were recognized in earnings.

Gain from matured and outstanding foreign exchange contracts were $380,000, $70,000 and $340,000 for the years ended December 31, 2012, 2011 and 2010, respectively and are included in other income (expense) on the consolidated statements of operations and comprehensive income.

Foreign exchange forward contracts in effect as of December 31, 2012 were for the conversion of 20.9 million Euros into 26.8 million U.S. dollars and 37.0 million U.S. dollars into 145.6 million NIS. These contracts are not designated as hedging instruments. At December 31, 2012 the fair value of these contracts was $1.8 million included in accounts receivable-other and $0.8 million included in other current liabilities. The fair value is based on level 2 inputs.

As of December 31, 2012 the Company had a long-term investment of $1.6 million carried at fair value based on level 2 inputs. Other financial instruments mainly consist of cash and cash equivalents, short-term bank deposits, restricted deposits, short-term investments, receivables, investment in sales-type leases, accounts payable and accruals. The fair value of these other financial instruments approximates their carrying values.

Investments	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 4. Investments

The following is a summary of investments (current and non-current) at December 31, 2012 and 2011 (in thousands):

	2012	2011
Bonds - short-term investments	$-	$14,602

Auction rate securities	1,634	2,000
Bonds	-	30,581
Long-term investments	1,634	32,581

Total investments	$1,634	$47,183

At December 31, 2012, the Company’s investments consisted of approximately $1.6 million of a tax-free auction rate security (“ARS”), which re-prices approximately every 35 days. The ARS had a rating of A1 at December 31, 2012 and is considered available-for-sale.

During 2011, Stratasys, Inc. sold its investment in a tax-free ARS issued by Jefferson County, Alabama and recognized a gain of $626,000.

Stratasys, Inc. liquidated certain investments during the years ended December 31, 2012 and 2011. The net carrying value of liquidated investments was $39.1 million and $15.7 million in 2012 and 2011, respectively. The sales resulted in gains of approximately $251,000 and $626,000 in 2012 and 2011, respectively.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5. Inventories

Inventories consisted of the following at December 31:

in thousands	2012	2011
Finished goods	$37,823	$9,416
Work-in-process	3,809	390
Raw materials	26,363	12,965
	$67,995	$22,771

Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessor Disclosure [Text Block]

Note 6. Net Investment in Sales-type Leases

Certain sales made under lease arrangements are recorded as sales-type leases and may include systems, other products and maintenance contracts. The portion of lease arrangements related to maintenance contracts is deferred and recognized ratably over the coverage period.

The Company’s net investment in sales-type leases consisted of the following as of December 31, 2012 and 2011:

in thousands	2012	2011
Future minimum lease payments receivable	$14,169	$9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$13,006	$8,790

Future minimum lease payments due from customers under sales-type leases as of December 31, 2012 were as follows (in thousands):

Year ending December 31,
2013	$5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
$14,169

The interest income for sales-type leases amounted to approximately $378,000, $260,000, and $277,000, for the years ended December 31, 2012, 2011 and 2010, respectively.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 7. Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

in thousands	2012	2011
Machinery and equipment	$45,034	$29,807
Buildings and improvements	22,501	14,504
Computer equipment and software	19,873	11,885
Office equipment	3,785	2,610
Furniture and fixtures	5,019	2,400
Land	8,772	4,430
	104,984	65,636
Accumulated depreciation and amortization	(46,523)	(38,951)
	58,461	26,685
Capital work-in-progess	3,609	12,984
	$62,070	$39,669

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8. Goodwill and Other Intangible Assets

Goodwill

As described in note 2, in December 2012, for accounting purposes, Stratasys, Inc. was deemed to have acquired Objet for a purchase price of $1,341 million, and as a result, the Company recognized $797.1 million in goodwill. The goodwill recognized as a result of the Objet acquisition is primarily attributable to the value of the workforce and corporate synergies. In May 2011, Stratasys, Inc. acquired Solidscape, Inc. for $39.1 million in cash and recognized $24.6 million of goodwill. The goodwill recognized as a result of the Solidscape acquisition is primarily attributable to the value of the workforce and corporate synergies.

Changes in goodwill for the years ended December 31, 2012 and 2011 are as follows (in millions):

Goodwill at January 1, 2011	$0.8
Acquisition of Solidscape	24.6
Goodwill at December 31, 2011	25.4
Merger with Objet	797.1
Goodwill at December 31, 2012	$822.5

Other Intangible Assets

Other intangible assets consisted of the following at December 31 (in thousands):

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,735	$9,058	$10,623	$4,807
Capitalized software development costs	15,831	12,996	14,575	12,060
Patents	13,533	4,952	12,917	3,421
Trademarks and trade names	16,877	592	1,510	337
Customer relationships	77,779	1,172	5,100	227
Non-compete agreement	350	194	350	78
In-process research and development	29,231	-	1,150	-

	539,336	$28,964	46,225	$20,930
Accumulated amortization	28,964		20,930
Net book value of amortizable intangible assets	$510,372		$25,295

For the years ended December 31, 2012, 2011 and 2010, amortization of intangible assets charged to operations was approximately $8.1 million, $3.8 million and $2.6 million, respectively. The weighted average remaining amortization period for intangible assets as of December 31, 2012 and 2011 was approximately 9.4 years and 6.7 years, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 9. Other Current Liabilities

Other current liabilities consisted of the following at December 31:

in thousands	2012	2011
Compensation, commissions and related benefits	$16,849	$7,197
Taxes	8,343	1,385
Accrued expenses	5,227	304
Prepayments from customers	2,203	-
Reserve for warranty expenses	1,219	1,543
Forward contracts (see note 3)	1,036	-
Royalties	894	-
Other	4,408	398
	$40,179	$10,827

A summary of warranty activity for the years ended December 31, 2012 and 2011 is as follows:

in thousands	2012	2011
Beginning balance	$1,543	$1,204
Accruals for warranties issued during the period	1,139	2,249
Warranty costs incurred during the period	(1,463)	(1,910)
Ending balance	$1,219	$1,543

Unearned Revenues	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

Note 10. Unearned Revenues

Unearned revenues result primarily from customers paying in advance for maintenance services to be performed and consisted of the following at December 31:

in thousands	2012	2011
Maintenance contracts - current	$16,755	$9,629
Maintenance contracts - long-term	3,181	2,562
Other	1,313	140
	$21,249	$12,331

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11. Income Taxes

The components of the Company’s deferred tax assets (liabilities) at December 31, 2012 and 2011 were as follows:

in thousands	2012	2011
Current deferred tax assets:
Inventory related	$1,110	$679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development
credit carryforward	-	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	-
Current deferred tax assets	$4,968	$2,973

Long-term deferred tax assets:
Stock-based compensation expense	$1,184	$-
Long-term deferred tax assets	$1,184	$-

Current deferred tax liabilities
Inventory related	$(645)	$-
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	$(945)	$-

Long-term deferred tax assets:
Stock-based compensation expense	$876	$391
State net operating loss	463	-
Other	186	-
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$(54,693)	$(6,760)

The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2012	2011
	(U.S. $ in thousands)
Current assets—deferred income taxes	$4,968	$2,973
Long-term assets- other non current assets	1,184	-
Current liabilities—deferred income tax liabilities	(945)	-
Long-term liabilities—deferred income taxes	(54,693)	(6,760)
	$(49,486)	$(3,787)

Income before income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

in thousands	2012	2011	2010
United States	$23,274	$30,464	$13,506
Foreign	(4,764)	888	330
	$18,510	$31,352	$13,836

The components of income tax expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

in thousands	2012	2011	2010
Current
Federal	$10,974	$9,906	$4,337
State	1,345	761	248
Foreign	1,445	293	103
	13,764	10,960	4,688

Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	-	-
	(4,077)	(234)	(222)
Total income taxes	$9,687	$10,726	$4,466

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2012, 2011, and 2010 is set forth below (the statutory rate being used in the U.S federal rate rather than the Israeli rate, given that substantially all of the periods provided were as a U.S domestic company):

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of
federal benefit	2.5	2.1	2.1
Tax exempt interest income	-	-	(0.8)
Stock compensation expense	3.4	0.6	0.2
Manufacturing deduction	(5.9)	(2.7)	(3.5)
Federal research and
development tax credit	-	(1.6)	(1.9)
Tax contingencies	(3.5)	0.4	1.3
Non-deductible acquisition expenses	12.9	0.3	-
Difference in tax rates	3.4	-	-
Other	4.5	0.1	(0.1)
Effective income tax rate	52.3%	34.2%	32.3%

In January of 2013, the President of the U.S. signed into law The American Taxpayer Relief Act of 2012, which contained provisions that retroactively extended the U.S. research and experimentation tax credit to 2012 and 2013. Because the extension did not occur by December 31, 2012, the Company’s effective income tax rate for 2012 did not include the benefit of the credit for 2012. However, because the credit was retroactively extended to include 2012, the Company expects to recognize the full benefit of the 2012 credit in the first quarter of 2013. The Company estimates that its credit for 2012 is approximately $300,000. That amount will be reported as a discrete income tax benefit in the first quarter of 2013.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate. Accruals for tax contingencies are provided for in accordance with the requirements of ASC 740.

The Company is subject to income taxes in the U.S., various states and certain foreign jurisdictions. In the U.S., Stratasys, Inc. has had most of the taxable income and it may be subject to examination by the Internal Revenue Service (“IRS”) for calendar years 2011 and 2012. The IRS has completed its examination of Stratasys Inc.’s federal income tax returns for the years 2009 and 2010. The Company files income tax returns in various jurisdictions with varying statutes of limitations. Tax returns of Stratasys Ltd. submitted in Israel through the 2007 tax year are considered to be final. The expiration of the statute of limitations related to the various other foreign and state income tax returns that the Company and its subsidiaries file varies by state and foreign jurisdiction.

At December 31, 2012 and 2011, the Company had unrecognized tax benefits of $1.7 million and $1.6 million, respectively. If recognized, these benefits would favorably impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

in thousands	2012	2011
Balance at beginning of year	$1,598	$1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	-
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$1,731	$1,598

The reduction in the reserve is primarily due to the settlement of an appeals issue with the State of Minnesota, and the completion of the Stratasys, Inc.’s 2009 and 2010 IRS examination, as well as the expiration of the statute of limitations on certain items. The balance of the reserve for tax uncertainties includes $175,000 and $120,000 for estimated interest and penalties at December 31, 2012 and 2011, respectively. The Company currently estimates that unrecognized tax benefits will not change materially in the next twelve months.

The Company regularly assesses the likelihood of tax adjustments in each of the tax jurisdictions in which the Company has operations and accounts for the related financial statement implications. Tax reserves have been established that the Company believes to be appropriate given the possibility of tax adjustments. Determining the appropriate level of tax reserves requires the Company to exercise judgment regarding the uncertain application of tax law. The amount of reserves is adjusted when information becomes available or when an event occurs indicating a change in the reserve is appropriate. Future changes in tax reserve requirements could have a material impact on results of operations.

The Company is asserting that all future profits in its subsidiaries will be indefinitely reinvested or that there is no expectation to distribute any taxable dividends from these subsidiaries. The Company has undistributed earnings in most of its subsidiaries. As of December 31, 2012, the undistributed earnings in the United States were not positive, and the undistributed earnings in the other jurisdictions are not considered significant. The determination of the amount of the unrecognized deferred tax liability related to the undistributed earnings is estimated as a non-material amount.

The enacted statutory tax rates applicable to the Company’s subsidiaries outside of Israel are as follows:

Company incorporated in the U.S.—tax rate of 35%.
Company incorporated in Germany—tax rate of 27.9%
Company incorporated in Hong Kong—tax rate of 16.5%.
Company incorporated in Japan—tax rate of 42%.
Company incorporated in China—tax rate of 25%.
Company incorporated in Italy—tax rate of 27.5%.

A significant portion of the Company’s income after the December 1, 2012 merger date will be taxed in Israel. The following is a summary of how the Company’s income is taxed in Israel:

a. Basis of taxation:

Tax rates:

Corporate tax rates in Israel were as follows: 2010-25%, 2011-24%, 2012-25%.

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company’s taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate fluctuations (of the NIS in relation to the U.S. dollar) on the Company’s Israeli taxable income.

b. Tax benefits under the Law for Encouragement of Capital Investments, 1959 (the “Law”):

Various industrial projects of the Company have been granted “Approved Enterprise” and “Privileged Enterprise” status, which provides certain benefits, including tax exemptions for undistributed income and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at the regular corporate rate, which was 25% in 2012.

The Company is a Foreign Investors Company, or FIC, as defined by the Israeli Investment Law. FICs are entitled to further reductions in the tax rate normally applicable to Approved Enterprises and Privileged Enterprise, depending on the level of foreign ownership. When foreign (non Israeli) ownership exceeds 90%, the Approved Enterprise and Privileged Enterprise income is either tax exempt or taxable at a tax rate of 10% for a 10 year period. The Company cannot assure that it will continue to qualify as a FIC in the future or that the benefits described herein will be granted in the future.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise’s income.

The entitlement to the above benefits is conditional upon the Company’s fulfilling the conditions stipulated by the Investment Law and regulations published hereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received with respect to such programs.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends, as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved or Privileged Enterprise programs, as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2012, tax-exempt income of approximately $55.0 million is attributable to the Company’s various Approved and Privileged Enterprise programs. If such tax exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such income, and approximately $5.5 million would be incurred as of December 31, 2012.

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2011 will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. A company that has elected to apply the amendment cannot withdraw from its election. If the Company elects to take advantage of the amendment, it will be required to pay up to approximately $2.4 million as a one-time payment.

A January 2011 amendment to Investment Law sets alternative benefit tracks to those previously in place, as follows: an investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (“Preferred Enterprise” and “Special Preferred Enterprise”), which provide for application of a unified tax rate to all preferred income of the company, as defined in the Investment Law.

The 2011 Amendment cancels the availability of the benefits granted in accordance with the provisions of the Investment Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its Preferred Enterprise (as such term is defined in the Investment Law) effective as of January 1, 2011 and onward. A Preferred Company is defined as either (i) a company incorporated in Israel and not fully owned by a governmental entity or (ii) a limited partnership that: (a) was registered under the Partnerships Ordinance; (b) all of its limited partners are companies incorporated in Israel, but not all of them are governmental entities, which, among other things, has Preferred Enterprise status and are controlled and managed from Israel. Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate flat tax rate of 15% with respect to its preferred income derived by its Preferred Enterprise in 2011-2012, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 10%. Such corporate tax rate will be reduced to 12.5% and 7%, respectively, in 2013-2014 and to 12% and 6% in 2015 and thereafter. Income derived by a Preferred Company from a “Special Preferred Enterprise” (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.

Dividends paid out of income attributed to a Preferred Enterprise are generally subject to withholding tax at source at the rate of 15% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax will be withheld.

The 2011 Amendment also provided transitional provisions to address companies already enjoying current benefits. These transitional provisions provide, among other things, that (i) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise, which chose to receive grants, before the 2011 Amendment came into effect, will remain subject to the provisions of the Investment Law as in effect on the date of such approval, while provided that certain conditions are met, the 25% tax rate applied to income derived by an Approved Enterprise during the benefit period will be replaced with the regular corporate income tax rate (25% as of 2012), unless a request is made to apply the provisions of the Investment Law as amended in 2011 with respect to income to be derived as of January 1, 2011 (such request should have been made by way of an application to the Israeli Tax Authority by June 30, 2011), such request may not be withdrawn; (ii) terms and benefits included in any certificate of approval that was granted to an Approved Enterprise, which had participated in an alternative benefits program, before the 2011 Amendment came into effect will remain subject to the provisions of the Investment Law as in effect on the date of such approval, provided that certain conditions are met. However, a company that has such enterprise can file a request with the Israeli Tax Authority, according to which its income derived as of January 1, 2011 will be subject to the provisions of the Investment Law as amended in 2011; and (iii) a Benefited Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met, or file a request with the Israeli Tax Authority according to which its income derived as of January 1, 2011 will be subject to the provisions of the Investment Law as amended in 2011. We have examined the possible effect, if any, of these provisions of the 2011 Amendment on our financial statements and have decided, at this time, not to opt to apply the new benefits under the 2011 Amendment.

c. Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

The Company is an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry (Taxation), 1969, and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

Material Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 12. Material Commitments

The Company estimates that at December 31, 2012 and 2011, it had approximately $30.2 million and $23.7 million, respectively, of purchase commitments for inventory from vendors. The Company also rents certain of its facilities under non-cancellable operating leases, which expire through 2017.

Minimum annual operating lease payments as of December 31, 2012 are approximately as follows:

Year ending December 31,	in thousands
2013	$3,409
2014	2,602
2015	2,351
2016	1,920
2017	41
Thereafter	-
$10,323

Rent expense for the years ended December 31, 2012, 2011 and 2010 was approximately $1,048,000, $846,000 and $669,000, respectively.

The Company is committed to pay royalties to one of its suppliers on sales of certain resin consumables at a rate 3.5% for 2012 and 3% for 2013 and thereafter.

Collaborative Arrangements	12 Months Ended
Dec. 31, 2012
Collaborative Arrangement Disclosure [Abstract]
Collaborative Arrangement Disclosure [Text Block]

Note 13. Collaborative Arrangements

The Company has agreements with two manufacturing companies to jointly advance certain of its proprietary technology with each of those two companies. The agreements entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects. During the years ended December 31, 2012, 2011 and 2010, approximately $3.2 million, $0.7 million and $1.2 million, respectively, of research and development expenses were offset by payments that were received from these companies.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 14. Equity

As discussed in note 2, the merger is accounted for as reverse acquisition with Objet as the legal acquirer and Stratasys, Inc. as the accounting acquirer. Under reverse acquisition accounting, the U.S. dollar amount for ordinary shares is based on the nominal value and number of shares issued by Objet (reflecting the legal structure of Objet as the legal acquirer) on the merger date plus subsequent shares issued by the Company. The amounts in additional paid-in capital represent that of Stratasys, Inc. and include the fair value of shares deemed for accounting purposes to have been issued by Stratasys, Inc. on the merger date and the fair value of the Objet stock options included in the purchase price calculation. The Stratasys, Inc. additional paid-in capital was also adjusted for the difference between the number of ordinary shares discussed in note 2 above and the historical number of shares of Stratasys, Inc. common stock, as well as the elimination of the recorded number of Stratasys, Inc. treasury stock.

A summary of the rights of the Company’s ordinary shares follows:

1) Rights attaching to each ordinary share

Voting Rights. Each ordinary share is entitled to one vote. Shareholders may vote at a shareholders’ meeting either in person or by proxy. Such voting rights may be affected by the grant of any special voting rights to the holders of a class of shares with preferential rights that may be authorized in the future. There are currently no preferred shares outstanding.

Dividend Rights. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when and if declared by the shareholders upon the recommendation of the board of directors.

Rights to Share in Surplus in the Event of Liquidation. In the event of liquidation, holders of our ordinary shares will have the right to share ratably in any assets remaining after payment of liabilities, in proportion to the paid-up nominal value of their respective holdings. These rights may be affected by the grant of preferential liquidation or dividend rights to the holders of a class of shares that may be authorized in the future.

Limited Liability. The Company is a limited liability company and, therefore, each shareholder’s liability for the Company’s obligations shall be limited to the payment of the nominal value of the shares held by such shareholder, subject to the provisions of the Companies Law.

Registration Rights. We have granted certain registration rights to certain shareholders who held Objet ordinary shares prior to the merger.

2) In September, 2012 Objet shareholders adopted resolutions according to which, upon the effectiveness of the merger, the Company’s authorized share capital was reduced to 60,000,000 ordinary shares of a nominal value of NIS 0.01 each. All outstanding ordinary shares are validly issued, fully paid and non-assessable. The current authorized share capital reflects (i) the automatic conversion of all Objet preferred shares and options to purchase preferred shares outstanding prior to the effective time of the merger into ordinary shares and options to purchase ordinary shares, respectively, on a one-for-one basis, in accordance with the articles of association of Objet in effect prior to the closing of the merger, and (ii) a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet’s authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.

3) The balance of ordinary shares outstanding (reflecting retroactive adjustment of Stratasys, Inc. common stock to ordinary shares of the Company under reverse acquisition accounting) as of December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	Number of shares (in thousands)
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822

Fair Value of Warrant Related to OEM Agreement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 15. Fair Value of Warrant Related to OEM Agreement

During the first quarter of 2010, the Company signed a Master OEM Agreement (the “OEM Agreement”) with Hewlett-Packard Company (“HP”) to develop and manufacture an HP-branded 3D printer. In connection with the OEM Agreement, the Company issued a warrant to HP during the first quarter of 2010 to purchase 500,000 shares of common stock at an exercise price of $17.78 per share. The exercise price was determined by the 20-day average market closing price of the Company’s common stock immediately prior to the issuance of the warrant. The warrant vested immediately and has a seven-year term. The fair value of the warrant was properly classified as a reduction of revenue on the Consolidated Statement of Operations for the period ended March 31, 2010.

The Company used the Black-Scholes option-pricing model to determine the fair value of the warrant granted to HP. The following assumptions were applied in determining the value:

Risk-free interest rate	3.1%
Expected term	4.5 years
Expected price volitility	47%
Dividend yield	-
Weighted average grant date fair value	$9.98

The Company’s computation of expected volatility is based on a combination of historical and market-based implied volatility from traded options on the Company’s stock. The expected term was calculated in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

During the third quarter of 2012, HP exercised the warrant for 500,000 shares through a “cashless exercise” in accordance with the terms of the warrant and was issued 360,115 shares of common stock. The Company receives a tax deduction equal to fair value of the warrant on exercise date. The tax benefit of $6.1 million in excess of the tax benefit based on intrinsic value on date of issuance is reflected as an increase to additional paid in capital in the statement of changes in equity.

Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 16. Stock Options

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective at the effective time of the merger, provides for the grant of options, restricted shares, restricted share units and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. Following the approval of the 2012 Plan by the Israeli tax authorities, the Company will grant options or other equity incentive awards only under the 2012 Plan. No further awards will be granted under any former Stratasys, Inc. or Objet plans. Under the 2012 Plan, there will be ordinary shares reserved for issuance, none of which were been granted prior to the merger date. The initial reserved pool under the 2012 Plan was 2,000,000 shares. The number of shares reserved will be automatically increased annually on January 1 by a number of ordinary shares equal to the lower of (i) 500,000 shares, subject to adjustment due to certain changes as provided under the 2012 Plan, and (ii) a number of shares determined by the Company’s board of directors, if so determined prior to the January 1 on which the increase will occur.

The Company recognized a one-time stock compensation expense of $4.5 million in connection with stock options granted by Stratasys, Inc. prior to the date of the merger agreement and certain options granted in May 2012, all of which became fully exercisable under their terms on completion of the merger. Stratasys, Inc. options outstanding on the merger date were replaced with Company options with the same terms and equivalent value.

Objet options outstanding on the merger date remained outstanding under their original terms. Under purchase accounting, the value of options that were vested and exercisable on the merger date, were included as part of the purchase price. The value of options with remaining vesting after the merger date were re-valued as of the merger date and that value will be reflected in stock compensation expense over the remaining vesting period. The valuation on the merger date used assumptions of risk free interest rate of 0.4% to 0.5%; expected option terms of 2.5 to 3.7 years; expected price volatility of 60.7% to 62.6%; and no dividend yield.

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options with the addition of Objet stock options on the merger date and any subsequent grants by the Company) for the years ended December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2010	1,519,628	$8.27	-	$26.15	$14.08

Granted in 2010	305,000	18.26	-	33.06	18.50

Exercised in 2010	(456,200)	9.30	-	26.15	13.97

Forfeited in 2010	(46,900)	9.30	-	23.04	14.68

Repurchased in 2010	(138,878)	9.30	-	26.15	14.04

Shares under option
at December 31, 2010	1,182,650	8.27	-	33.06	15.16

Granted in 2011	325,000	21.08	-	25.95	25.42

Exercised in 2011	(423,783)	8.27	-	24.65	14.61

Expired in 2011	(3,000)	12.49	-	12.49	12.49

Forfeited in 2011	(43,600)	9.30	-	25.50	16.08

Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59

Granted in 2012	336,750	46.87	-	46.87	46.87

Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10

Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50

Forfeited in 2012	(22,962)	9.30	-	46.87	31.05

Shares under option
at December 31, 2012	3,315,917	$2.21	-	$46.87	$11.84

A summary of stock options exercisable at December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

Options exercisable at
December 31, 2010	441,850	$8.27	-	$26.15	$14.95

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2012	Life in Years	Price	2012	Price
$2.21 - $6.52	1,723,945	5.0	$3.49	1,621,794	$3.30
7.82 - 13.22	537,478	4.3	8.50	293,745	9.07
15.64 - 18.78	555,486	4.6	16.10	163,401	17.19
23.04 - 46.87	499,008	5.0	39.53	202,358	29.01
	3,315,917		11.84	2,281,298	7.32

Aggregate
intrinsic value	$226,509,751			$166,143,813

The weighted average life remaining on vested options was 4.7 years at December 31, 2012. The weighted average grant date fair value based on the Black-Scholes model was $22.36 for options granted in 2012 and $8.91 for options forfeited in 2012. The Company issues new ordinary shares upon exercise of stock options. The total intrinsic value of options exercised was approximately $74.5 million in 2012, $9.5 million in 2011 and $8.2 million in 2010. The weighted average grant date fair value based on the Black-Scholes model was $10.67 for options granted in 2011 and $5.60 for options forfeited in 2011. During the first quarter of 2010, the Company repurchased 138,878 vested stock options from 42 employees and directors.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2012, 2011 and 2010. The following assumptions were applied in determining the compensation cost:

	2012	2011	2010
Risk-free interest rate	0.8%	0.9% - 1.5%	2.3%
Expected option term	4.5 years	4.5 years	4.5 years
Expected price volitility	62%	55%	39%
Dividend yield	-	-	-
Weighted average grant date fair value	$22.36	$10.67	$6.13

The Company’s computation of expected volatility is based on historical volatility from traded options on the Company’s stock. The expected option term was calculated in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

As of January 1, 2012, there were 826,747 unvested options with a weighted average grant date fair value of $7.46 based on the Black-Scholes model. As of December 31, 2012, there were 1,034,619 unvested options with a weighted average grant date fair value of $9.82 based on the Black-Scholes model. As of December 31, 2012, approximately $49 million of total unrecognized compensation expense related to unvested share-based compensation granted under the Company’s plans. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock-based compensation expenses included in the Company’s Statements of Operations were:

	2012	2011	2010
Cost of sales	$603	$-	$-
Research and development, net	960
Selling, general and administrative	7,311	1,587	1,242
Total stock-based compensation expenses	$8,874	$1,587	$1,242

Litigation	12 Months Ended
Dec. 31, 2012
Litigation Disclosure [Abstract]
Litigation Disclosure [Text Block]

Note 17. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the “Minnesota Court”), naming Stratasys, Inc., the members of its board of directors, and Objet’s two indirect, wholly-owned subsidiaries party to the merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the “Delaware Court”), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally allege that, in connection with approving the merger, the Stratasys, Inc. directors breached their fiduciary duties owed to Stratasys, Inc. stockholders and that Stratasys, Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys, Inc. directors’ breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys.

While the Company and the other defendants believe that each of the aforementioned lawsuits is without merit and that the Company has valid defenses to all claims, in an effort to minimize cost and expense of any litigation relating to such lawsuits, on September 6, 2012, the Company and other defendants entered into a memorandum of understanding (“MOU”) with the parties to the actions pending in the Chancery Court and the Minnesota Court, pursuant to which the Company and such parties agreed in principle, and subject to certain conditions, to settle those stockholder lawsuits. Subject to approval of the appropriate court and further definitive documentation, the MOU establishes a framework to resolve the allegations against the Company and other defendants in connection with the merger agreement and contemplates a release and settlement by the plaintiffs of all claims against the Company and other defendants and their affiliates and agents in connection with the Merger Agreement. In exchange for such release and settlement, pursuant to the terms of the MOU, the parties agreed, after arm’s-length negotiations, that Stratasys, Inc. would file a Current Report on Form 8-K amending and supplementing the applicable disclosure in the joint proxy statement/prospectus, dated August 8, 2012, which had been sent to Stratasys, Inc. stockholders.

The plaintiffs are presently engaged in confirmatory discovery with respect to the disclosures made in the proxy statement/prospectus. In addition, the parties are engaged in negotiating a final settlement agreement, which will be submitted to the Delaware Court for approval. However, if the conditions set forth in the MOU are not satisfied or the Delaware Court fails to approve the settlement, the litigation will proceed, and the Company intends to continue to vigorously defend these actions.

The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

2) In May 2004, a former employee sued the Company and one of the Company’s directors demanding that the Company issue to him an option to purchase 1.75% of Objet’s outstanding shares and compensate him in an amount equal to NIS 315,000 ($85,000). The cause of action was an alleged breach of certain undertakings made by the Company to the former employee. Additionally, he claimed that the Company failed to pay his salary and certain social benefits with respect to a certain period of time. The Company filed a statement of defense in which the Company denied any wrongdoing in this action. In May 2011, the court ruled in the Company’s favor, denying all of the former employee’s claims. The former employee appealed the decision to the national labor court, but the Company reached a settlement with the former employee, agreeing to pay NIS 100,000 ($27,000), in November 2012, which was approved by the court, and the appeal was dismissed.

3) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($747,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary’s former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary’s former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2013. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $911,000, in total) into a blocked, state-owned account in the Company’s name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

4) In December 2008, another employee, whose employment with the Company was subsequently terminated, filed a claim against the Company demanding that, based on an alleged undertaking the Company had made, the Company issue to him an option that would allow him to maintain an equity interest of 1.45% in the Company, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($148,000). In July 2009, the Company filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, the Company initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($118,000) on account of alleged wrongful termination by the Company. The action is currently ongoing and is being litigated in an Israeli labor court.

Objet recorded a provision in 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

It is reasonably possible that the loss arising from this claim will be greater than the amount accrued, up to the entire amount claimed.

5) On April 15, 2012, the Company and a former distributor signed a mediation / arbitration agreement in order to either amicably resolve or to arbitrate, in Israel, a dispute related to a distributorship agreement with the former distributor that the Company had terminated for cause. Without waiving any of its rights, and for the purpose of mediation, the former distributor has claimed compensation of $1.5 million for, among other things, its alleged investment in building a market for the Company’s products, while the Company has claimed approximately $0.5 million (under a similar reservation of rights), for amounts owed to it by the distributor under the distributorship agreement, damages to the Company’s reputation and lost profits. The first mediation meeting under the mediation / arbitration agreement was held on July 18, 2012, and it has been followed by additional meetings that the mediator has held with each of the parties separately. The mediation is still in progress as of the date of these financial statements.

Management does not believe that the allegations made by the former distributor will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

6) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of the Company. The lawsuits purportedly demand that the Company amend its capitalization table such that certain shares previously issued to Objet shareholders named as defendants would be recognized as being owned by the plaintiffs with a consequent reduction of the share ownership of the named defendants. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company’s board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 18. Entity-Wide Disclosure

Net sales by geographic area were as follows:

in thousands	Year ended December 31,
	2012	2011	2010
North America	$113,854	$82,373	$60,548
Europe & Middle East	62,781	49,885	34,572
Asia Pacific	35,450	21,506	20,662
Latin America	3,159	2,130	2,062
	$215,244	$155,894	$117,844

Property, plant and equipment by geographical location were as follows:

in thousands	December 31,
	2012	2011
North America	$45,545	$38,974
Europe & Middle East	15,411	616
Asia Pacific	1,114	79
Latin America	-	-
	$62,070	$39,669

No single customer accounted for 10% or more of Company’s total net sales in any fiscal year presented.

Retirement Plans and Employee Rights Upon Termination	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 19. Retirement Plans and Employee Rights Upon Termination

The Company has a defined contribution retirement plan (the “Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (“Code”) that covers eligible U.S. employees as defined in the Plan. Participants may elect to contribute up to 50% of pre-tax annual compensation, as defined by the Plan, up to a maximum amount prescribed by the Code. The Company, at its discretion, makes matching contributions equal to the lesser of $3,000 or 3% of the participant’s annual compensation. The Company, at its discretion, may make additional contributions, also subject to Code limitations. For the years ended December 31, 2012, 2011 and 2010 the Company made 401(k) Plan contributions of approximately $789,000, $519,000 and $219,000, respectively.

In Israel, the Company is required to make severance payments upon dismissal of an employee or upon termination of employment in certain circumstances. The severance payment liability to employees (based upon length of service and the latest monthly salary—one month’s salary for each year employed) is recorded on the Company’s balance sheets under employee rights upon retirement. The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under amounts funded in respect of employee rights upon retirement. These policies are the Company’s assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.

In accordance with its current employment agreements with certain employees, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon retirement. The Company is fully relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Company’s balance sheets, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the “Contribution Plans”).

The Company expects to contribute approximately $1.7 million during the year ending December 31, 2013 to insurance companies in connection with its severance liabilities for its operations for that year, $1.1 million of which will be contributed to one or more Contribution Plans.

The Company expects to pay approximately $1.4 million in future benefits to its employees from 2013 to 2022 upon their normal retirement age. The amounts of such future benefits were determined based on the employees’ current salary rates and the number of service years that will be accumulated upon their retirement. These amounts do not include amounts that might be paid to employees that will cease working for the Company before their normal retirement age.

in thousands
2013	76
2014	-
2015	38
2016	-
2017	139
Thereafter (through 2022)	1,185

Related parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 20. Related Parties

     An entity affiliated with the Chairman of the executive committee of the board of directors, has provided consulting and director services to the Company pursuant to an oral arrangement that was approved by the board of directors and shareholders. The monthly amount payable to that entity under this arrangement is $35,000, plus VAT, currently. The consulting arrangement, which is not recorded in a written agreement, has no set term and may be terminated by either party at will upon written notice.

Supplementary financial statement information	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information [Text Block]

Note 21. Supplementary Financial Statement Information

Accounts receivable—other are as follows (in thousands):

	December 31,
	2012	2011
Income tax receivable	$11,769	$-
Advances to suppliers	893	-
Government institutions	1,603	-
Foreign exchange forward contracts	1,818	-
Escrow account	885	-
Other	5,966	1,589
	$22,934	$1,589

Other income (expense) consists of the following (in thousands):

	Year ended December 31,
	2012	2011	2011
Interest income	$984	$923	$921
Forward contract income—net	380	-	-
Foreign exchange losses—net	(157)	(888)	(617)
Gain on sale of investments	251	1,831	-
Other	(70)	480	64
Other income	$1,388	$2,346	$368

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 22. Subsequent Events

On February 25, 2013, the Company’s shareholders adopted an amendment to the 2012 Plan to increase the number of shares reserved for issuance upon exercise of options granted under such plan to 4.0 million from 2.5 million.

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2012, 2011, and 2010

COLUMN A	Column B	Column C - Additions		Column D	Column E

	Balances at	Charged to			Balances
	beginning	costs and	Charged to		at end
Description	of period	expenses	other accounts	Deductions	of period
2012
Reserve for bad debts and allowances	$1,318,714	$231,995	$-	$595,429	$955,280

2011
Reserve for bad debts and allowances	$1,283,925	$140,457	$-	$105,668	$1,318,714

2010
Reserve for bad debts and allowances	1,125,112	332,363	-	173,550	1,283,925

Reserve for sales returns and other allowances	-	372,811	-	372,811	-

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations [Policy Text Block]

Nature of Operations

Stratasys Ltd. and subsidiaries (collectively the “Company”) is a leading global provider of additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company’s systems include desktop 3D printers for idea and design development, various systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). The Company also develops, manufactures and sells materials for use with its systems and provides various services to its customers.

The Company is the result of the 2012 merger of two AM companies, Stratasys, Inc. and Objet Ltd. (“Objet”). On December 1, 2012 (the “merger date”), the two companies completed an all-stock merger (the “merger”), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the merger, Objet changed its name to Stratasys Ltd., and the ordinary shares of Stratasys Ltd. were listed on the NASDAQ Global Select Market under the trading symbol “SSYS”, in place of Stratasys, Inc.’s common stock, which had also traded under that symbol.

The merger was structured as a reverse merger of Stratasys, Inc. with and into a wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the combined company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. See additional disclosure provided in note 2, including pro forma financial information for the Company on a combined basis.

The Company has one reportable segment, which generates revenues via the sale of its 3D printing systems and related consumables and by providing support services. The Company’s chief operating decision-maker evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements. The Company operates through offices in Israel, the United States, Germany, Italy, India, Australia, Japan, China and Hong Kong. Entity-wide disclosures on net sales and property, plant and equipment are presented in note 18.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Functional Currency and Foreign Currency Transactions

A major part of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar. The functional currency of the other subsidiaries is generally their local currency. The financial statements of those subsidiaries are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at actual exchange rates during the year. Differences resulting from translation are presented in equity, under accumulated other comprehensive income. Gains and losses on foreign currency transactions and exchange gains and losses denominated in non-functional currencies are reflected in other income (expense) in the consolidated statements of operations and comprehensive income when they arise.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements.

As applicable to these consolidated financial statements, the most significant estimates relate to revenue recognition, allowance for doubtful accounts, inventories, valuation and assumptions underlying stock-based compensation, purchase price allocation on acquisitions, intangible assets, valuation of goodwill, uncertain tax positions and contingent liabilities.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use, and debt instruments, purchased with maturities of three months or less when acquired, are considered to be cash equivalents.

Short-Term Bank Deposits [Policy Text Block]

Short-term Bank Deposits

Short-term bank deposits are deposits with maturities of more than three months and up to one year when acquired. Short-term bank deposits are presented at their cost, including accrued interest.

Restricted Deposits [Policy Text Block]	Restricted Deposits Restricted deposits consist primarily of cash deposits for rent.
Short-term and Long-term Investments [Policy Text Block]

Short-term and Long-term Investments

Classification of investments as current or non-current is dependent upon management’s intended holding period, the investment’s maturity date, and liquidity considerations based on market conditions. These investments are then evaluated and classified as available-for-sale or held-to-maturity in accordance with the provisions of Accounting Standards Codification (“ASC”) 320, Investments - Debt and Equity Securities. This evaluation takes into consideration the Company’s past history of holding investments until maturity, projected cash flow estimates, future capital requirements, the existence of credit deterioration of the issuer and the Company’s overall investment strategy as established by management and approved by the Company’s Board of Directors.

If management has the positive intent and ability to hold its debt securities until maturity, they are classified as “held-to-maturity” and accounted for using the amortized-cost method. All other securities are classified as “available-for-sale” and accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income. The Company liquidated most of its investments during the year ended December 31, 2012, primarily in connection with the merger. As a result of this liquidation of investments, the Company had only one remaining investment classified as held-to-maturity. In consideration of the substantial liquidation of the Company’s held-to-maturity investments in the fourth quarter of 2012, the Company transferred the remaining held-to-maturity investment to available-for-sale and recorded the unrealized loss in other comprehensive income.

For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in other income (expense), is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss). Realized gains and losses for both debt and equity securities are included in other income (expense).

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. A trade receivable is considered to be past due if the receivable balance is outstanding beyond terms identified on the customer’s purchase order and accepted by the Company. A sales-type lease receivable is considered to be past due if the receivable balance is outstanding beyond terms identified in the lease. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on past write-offs and collections and current credit conditions. The Company evaluates a number of factors to assess collectability, including an evaluation of the creditworthiness of the specific customer, past due amounts, payment history, and current economic conditions. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts are written-off against the reserve when management deems the accounts are no longer collectible.

Derivatives, Policy [Policy Text Block]

Derivative Instruments and Hedge Accounting

As part of the Company’s risk management strategy, it uses foreign currency exchange forward contracts to hedge against certain foreign currency exposures. The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value on a trade date basis. Derivatives in a gain position are reported in accounts receivable—other in the consolidated balance sheets and derivatives in a loss position are recorded in other current liabilities, as applicable, in the consolidated balance sheets.

On the date that the Company enters into a derivative contract, it designates the derivative for accounting purposes, as either a hedging instrument or a non-hedging instrument. In order to qualify for hedge accounting, the Company formally documents at the inception of each hedging relationship the hedging instrument, the hedged item, the risk management objective and strategy for undertaking each hedging relationship, and the method used to assess hedge effectiveness.

If a derivative financial instrument does not qualify for hedge accounting, the Company records the changes in fair value of derivative instruments in other income in the consolidated statements of operations and comprehensive income. Through December 31, 2012, the Company has not designated any derivative financial instruments for hedge accounting.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or market, with cost determined on methods that approximate first-in, first-out. Inventory costs consist of material, direct labor and overhead. The Company periodically assesses inventory for obsolescence and excess and reduces the carrying value by an amount equal to the difference between its cost and the estimated market value based on assumptions about future demand and historical sales patterns.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the lease term or the estimated useful life of the asset. Maintenance and repairs are charged to operations, while betterments and improvements are capitalized.

Depreciation lives are as follows:

Years
Machinery and equipment	3-10
Buildings and improvements	10-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	2-10

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level at the end of each year, or whenever events or circumstances present an indication of impairment.

During 2012, the Company applied the Financial Accounting Standards Board (“FASB”) guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The evaluation of goodwill impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012, the Company performed the qualitative test for goodwill, based on the reporting units to which the goodwill is allocated and concluded that it is more likely than not that the fair value of the reporting units exceeds its carrying value. Therefore, the Company did not continue to perform the two-step impairment test. Important qualitative factors assessed included the overall current and planned financial performance of the reporting units and the current share price of the Company, as well as the overall multiples of cash flow for comparable companies. For the goodwill related to the merger, the very short time period of 30 days between the merger date and the testing date of December 31, 2012 was also considered. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no goodwill was determined to be impaired.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Other Intangible Assets

Other intangible assets are comprised of definite life intangible assets and indefinite life intangible assets. Other intangible assets and their amortization lives are as follows:

Years
Capitalized software development costs	3-5
Trademarks and trade names	5-15
Patents	10
Developed technology	6-11
Customer relationships	10-15
Non-compete agreement	3
In-process research and development	Indefinite

Other intangible assets primarily represent acquired intangible assets including developed technology, trade name, customer relationships and in-process research and development (“IPR&D”). Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life which is determined by identifying the period over which most of the cash flows are expected to be generated. Amortization of acquired developed technology is recorded under cost of sales. Amortization of trade name and customer relationships is recorded under selling, general and administrative expenses. The Company capitalizes IPR&D projects acquired as part of a business combination. On completion of each project, IPR&D assets are reclassified to developed technology and amortized over their estimated useful lives. If any of the IPR&D projects are abandoned, the Company would be required to record an impairment of the related IPR&D asset.

The costs of software development, including significant product enhancements, incurred subsequent to establishing technological feasibility have been capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed. The Company recorded amortization expense related to capitalized software costs of $0.9 million, $1.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Costs incurred prior to establishment of technological feasibility are charged to research and development expense.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment in Value of Long-Lived Assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no long-lived assets were determined to be impaired.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 simplifies the manner in which an entity tests indefinite-lived intangible assets for impairment by providing an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity determines, based on the qualitative tests, that it is not more likely than not (a likelihood of more than 50 percent) that the indefinite-lived intangible asset is impaired, than no further action is required. An entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company decided to early adopt this ASU.

The evaluation of indefinite-lived intangible asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012 the Company performed the qualitative test for indefinite-lived intangibles related to the December 1, 2012 merger between Stratasys, Inc. and Objet and concluded that it was not necessary to perform the two-step impairment test. Important qualitative factors included the very short time period of 30 days between the merger date and the testing date of December 31, 2012 and the current status of the IPR&D projects that represent this intangible asset. The Company chose to perform the first step of the two-step impairment test for the indefinite lived intangibles related to the May 3, 2011 acquisition of Solidscape, Inc., a Delaware corporation (“Solidscape”) and determined that step two was not necessary. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no indefinite-lived intangibles were determined to be impaired.

Contingent Liability Reserve Estimate, Policy [Policy Text Block]

Contingent Liabilities

Certain conditions, such as legal proceedings, may exist as of the date the financial statements are issued, that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Legal fees are expensed as incurred.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that loss has been incurred and the amount of the liability can be estimated, then the Company would record an accrued expense in the Company’s financial statements. The estimated liability if the assessment indicates that a potential loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable, is disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless material or they involve guarantees, in which case the guarantee would be disclosed.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company derives revenue from sales of AM systems, consumables, and services. The Company recognizes revenue when (1) persuasive evidence of a final agreement exists, (2) delivery has occurred or services have been rendered, (3) the selling price is fixed or determinable, and (4) collectability is reasonably assured. The Company’s primary shipping terms are FOB shipping point, and, as such, most of the revenue from the sale of 3D printers, production systems and consumables is recognized when shipped. Exceptions to this policy occur if a customer’s purchase order indicates an alternative term or provides for certain contingencies, such as formal acceptance. In these instances, revenue is recognized upon satisfying these conditions. Another exception occurs in sales of certain high-performance systems to end user clients in which the revenue is recognized after installation is complete, since the Company views installation in these systems to be essential to the functionality of the system and a critical part of performance of the delivery obligation. Revenues from sales to resellers are generally recognized upon shipment. When products are sold to a reseller, the reseller is responsible for the installation of the system with the end user client.

Revenue from sales-type leases may include systems, other products and maintenance contracts. The Company recognizes revenue from sales-type leases at the net present value of future lease payments. Product revenue from leases for the Company’s high-performance systems is recognized at the time of lessee acceptance, which follows installation. Product revenue from sales-type leases for other systems is generally recognized at the time of shipment, since either the customer or the reseller performs the installation. The portion of lease agreements related to maintenance contracts is deferred and recognized ratably over the coverage period. Revenue from operating leases is recognized ratably over the lease period.

The Company’s systems include embedded software. The software is considered incidental to the system as a whole and, in accordance with applicable accounting standards, is not accounted for separately because the software is not a significant focus of the marketing effort and is not sold separately. The software only works with the system and the system only works with the software. The Company does not provide post-contract customer support specific to the software. The research and development efforts to create the software are not significant in comparison to the total system research, development and production costs.

In accordance with ASC 605, Revenue Recognition, when two or more product offerings with varying delivery dates are contained in a single arrangement, revenue is allocated between the items based on their relative selling price, provided that each item meets the criteria for treatment as a separate unit of accounting. An item is considered a separate unit of accounting if it has value to the customer on a standalone basis and there is objective and reliable evidence of the selling price of the items. The Company determines the selling price by reference to the prices it charges when the items are sold separately. If the Company does not sell the item separately, the selling price is determined by reference to comparable third-party evidence. If neither of these methods provides an appropriate basis for determining a selling price, then one is estimated based on the price at which the Company would sell the item if it were sold regularly on a standalone basis.

The majority of service revenue is derived from sales of maintenance contracts. Service revenue from maintenance contracts is recognized ratably over the period of coverage ranging from one to three years. When a maintenance contract is bundled with the sale of the system, it is treated for revenue recognition purposes as a separate unit of accounting as discussed above. The fair value of this maintenance agreement is deferred and recognized ratably over its term. Unearned revenues are derived mainly from these prepaid maintenance agreements. The Company classifies the portion of unearned revenue not expected to be earned in the subsequent 12 months as long-term.

The Company assesses collectability as part of the revenue recognition process. This assessment includes a number of factors such as an evaluation of the creditworthiness of the customer, past due amounts, past payment history, and current economic conditions. If it is determined that collectability cannot be reasonably assured, the Company will decline shipment, request a down payment, or defer recognition of revenue until ultimate collectability is reasonably assured.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping Revenue

The Company classifies shipping and handling costs charged to customers in connection with the sale of products and services as revenue. The related shipping and handling costs incurred by the Company are classified as costs of sales.

Advertising Costs, Policy [Policy Text Block]	Advertising Advertising costs are charged to operations as incurred and were approximately $4.8 million, $3.6 million and $2.8 million, for 2012, 2011 and 2010, respectively.
In Process Research and Development, Policy [Policy Text Block]

Research and Development Costs

Expenditures for research, development and engineering of products and manufacturing processes are expensed as incurred, in accordance with ASC 730, Research and Development. For collaborative agreements that entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects, payments received are recorded as offsets to the research and development expenditures and are therefore not recognized as revenue.

Sales and Value Added Taxes [Policy Text Block]

Sales and Value Added Taxes

Taxes collected from customers and remitted to governmental authorities are recorded on a net basis (excluded from revenues) in the Company’s consolidated statements of operations and comprehensive income.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Deferred tax has not been provided on the following items:

1) Taxes that would apply in the event of disposal of investments in foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2) Amounts of tax-exempt income generated from the Company’s current approved enterprises (see note 11b) as the Company intends to permanently reinvest these profits and does not intend to distribute dividends from such income. If these dividends were to be paid, the Company would have to pay additional taxes at a rate up to 10% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

3) Dividends distributable from the income of foreign companies as the Company do not expect these companies to distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Commitments and Contingencies, Policy [Policy Text Block]

Tax Contingencies

In accordance with ASC 740, Accounting for Income Taxes, the Company takes a two-step approach to recognizing and measuring uncertain tax positions (tax contingencies). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required. The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of short term bank deposits, cash and cash equivalents, trade receivables, investment in sales type leases, foreign currency exchange forward contracts and investment securities. Most of the Company’s cash and cash equivalents and investment securities are invested in U.S. dollar and Euro instruments with major banks in the U.S. and Israel. Management believes that the credit risk with respect to the financial institutions that hold the Company’s cash, cash equivalents and investment securities is low.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income per share excludes dilution and is computed by dividing net income by the weighted average number of shares outstanding for the periods that have net income. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then share in the income of the Company. The difference between the number of common shares used to compute basic net income per share and diluted net income per share relates to additional common shares that would be issued upon the assumed exercise of stock options and warrants, net of the common shares that would hypothetically be repurchased using the proceeds received from the original exercise. The additional ordinary shares amounted to 964,123 in 2012, 520,605 in 2011 and 550,121 in 2010. There were no options excluded from the dilution calculation for 2012 and 2011, since the market price of the Company’s ordinary shares at December 31, 2012 and the market price of Stratasys, Inc.’s common stock at December 31, 2011, exceeded the exercise price of all outstanding options. A total of 400 options were excluded from the dilution calculation for 2010, since their inclusion would have had an anti-dilutive effect.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. The computation of expected volatility is based on historical volatility from traded options on our stock. The expected option term is calculated in accordance with ASC 718, Compensation – Stock Compensation. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. Each of the three factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be materially different. The Company recognizes expense on a straight-line basis over the employee’s requisite service period.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Accrued Product Warranties

Some of the Company’s products are covered by a warranty with periods ranging generally from ninety days to one year from the date of sale to the end customer. A liability is recorded for future warranty costs in the same period in which related revenue is recognized. The liability is based on anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to earnings in the period such a determination is made.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

The Company complies with ASC 220, Comprehensive Income, which establishes rules for the reporting and display of comprehensive income (loss) and its components. The Company reports the financial impact of translating its foreign subsidiaries’ financial statements from functional currency to reporting currency as a component of comprehensive income (loss). The Company also holds investments classified as available-for-sale that are accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income (loss).

Reclassification, Policy [Policy Text Block]

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no net effect on previously reported results of operations.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]	Depreciation lives are as follows:
Years
Machinery and equipment	3-10
Buildings and improvements	10-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	2-10

Schedule of Other Intangible Assets, Amortization Lives [Table Text Block]

Other intangible assets and their amortization lives are as follows:

Years
Capitalized software development costs	3-5
Trademarks and trade names	5-15
Patents	10
Developed technology	6-11
Customer relationships	10-15
Non-compete agreement	3
In-process research and development	Indefinite

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Total Purchase Price and Converted Outstanding Stock Options [Table Text Block]

The merger has been accounted for as an acquisition of Objet by Stratasys, Inc. in accordance with Accounting Standards Codification Topic 805, “Business Combinations,” using the acquisition method of accounting with Stratasys, Inc. as the accounting acquirer. Since Stratasys, Ltd. (formerly known as Objet, Ltd.), as the parent company of Stratasys, Inc. after the merger, is the legal acquirer, the merger has been accounted for as a reverse acquisition. Under these accounting standards, Stratasys, Inc.’s total purchase price is calculated as if Stratasys, Inc. had issued its shares to Objet’s shareholders and converted options to purchase Objet’s ordinary shares to options to purchase Stratasys, Inc. common stock, as follows:

(in millions, except price per share)
Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Stratasys, Inc. closing price on December 1, 2012 merger date	$74.95
Total fair value of stock consideration	1,158
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183
Fair value of non-controlling interest	0.3
Total purchase price	$1,341

Objet Ltd [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following assumptions were applied in determining the fair value of deemed (for accounting purposes only) conversion of Objet equity awards:

Risk-free interest rate	0.35%-0.49%
Expected option term	2.5-3.7 years
Expected price volitility	60.72%-62.59%
Dividend yield	-
Weighted average merger date fair value	$8.62

Schedule of Purchase Price Allocation [Table Text Block]
The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

Schedule of Acquired Finite and Indefinite Lived Intangible Assets by Major Class [Text Block]

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

Business Acquisition, Pro Forma Information [Table Text Block]

The actual Objet net sales and net income included in the Company’s consolidated statements of operations and comprehensive income for the year ended December 31, 2012 (for the period from the December 1, 2012 merger date through December 31, 2012, which are not indicative of the results to be expected for a full year) and the supplemental unaudited pro forma net sales and net income of the combined entity had the acquisition been completed on January 1, 2011 (in thousands, except per share data) are as follows:

Actual Objet results of operations included in the
Consolidated Results of Operations:
Net sales	$19,098
Loss attributable to Objet	(4,626)

	Year ended
(Unaudited)	December 31,
	2012	2011
Supplemental pro forma combined results of operations:
Net sales	$359,054	$274,310
Loss attributable to Stratasys Ltd.	(21,577)	(78,705)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.58)	$(2.15)

Business Acquisition, Proforma Information Non Recurring Adjustments [Table Text Block]

Adjustments to the supplemental pro forma combined results of operations are as follows (in thousands):

(Unaudited)	Year ended
	December 31,
	2012	2011
Stock-based compensation related to business combination	$22,642	$22,079
Increase in amortization of intangibles	44,239	48,261
Adjust expenses related to business combination
(deal fees, inventory step-up, backlog, deferred revenues,
stock-based compensation accelerations)	(28,850)	50,644
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899)	(6,960)
	$35,132	$114,024

Solidscape, Inc [Member]
Schedule of Purchase Price Allocation [Table Text Block]
The final allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred income taxes	383
Property, plant and equipment	364
Goodwill	24,616
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)

Total purchase price	$39,099

Schedule of Acquired Finite and Indefinite Lived Intangible Assets by Major Class [Text Block]

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$11,750	6.7
Customer base	5,100	15
Trademarks	1,150	15
In-process R&D	1,150	Indefinite
Non-compete agreement	350	3
Total intangible assets	$19,500

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

The following is a summary of investments (current and non-current) at December 31, 2012 and 2011 (in thousands):

	2012	2011
Bonds - short-term investments	$-	$14,602

Auction rate securities	1,634	2,000
Bonds	-	30,581
Long-term investments	1,634	32,581

Total investments	$1,634	$47,183

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consisted of the following at December 31:
in thousands	2012	2011
Finished goods	$37,823	$9,416
Work-in-process	3,809	390
Raw materials	26,363	12,965
	$67,995	$22,771

Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Net Investment in Sales-Type Leases [Table Text Block]

The Company’s net investment in sales-type leases consisted of the following as of December 31, 2012 and 2011:

in thousands	2012	2011
Future minimum lease payments receivable	$14,169	$9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$13,006	$8,790

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum lease payments due from customers under sales-type leases as of December 31, 2012 were as follows (in thousands):

Year ending December 31,
2013	$5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
$14,169

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following at December 31:

in thousands	2012	2011
Machinery and equipment	$45,034	$29,807
Buildings and improvements	22,501	14,504
Computer equipment and software	19,873	11,885
Office equipment	3,785	2,610
Furniture and fixtures	5,019	2,400
Land	8,772	4,430
	104,984	65,636
Accumulated depreciation and amortization	(46,523)	(38,951)
	58,461	26,685
Capital work-in-progess	3,609	12,984
	$62,070	$39,669

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Changes in goodwill for the years ended December 31, 2012 and 2011 are as follows (in millions):

Goodwill at January 1, 2011	$0.8
Acquisition of Solidscape	24.6
Goodwill at December 31, 2011	25.4
Merger with Objet	797.1
Goodwill at December 31, 2012	$822.5

Schedule of Intangible Assets and Goodwill [Table Text Block]

Other intangible assets consisted of the following at December 31 (in thousands):

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,735	$9,058	$10,623	$4,807
Capitalized software development costs	15,831	12,996	14,575	12,060
Patents	13,533	4,952	12,917	3,421
Trademarks and trade names	16,877	592	1,510	337
Customer relationships	77,779	1,172	5,100	227
Non-compete agreement	350	194	350	78
In-process research and development	29,231	-	1,150	-

	539,336	$28,964	46,225	$20,930
Accumulated amortization	28,964		20,930
Net book value of amortizable intangible assets	$510,372		$25,295

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Other Current Liabilities [Table Text Block]

Other current liabilities consisted of the following at December 31:

in thousands	2012	2011
Compensation, commissions and related benefits	$16,849	$7,197
Taxes	8,343	1,385
Accrued expenses	5,227	304
Prepayments from customers	2,203	-
Reserve for warranty expenses	1,219	1,543
Forward contracts (see note 3)	1,036	-
Royalties	894	-
Other	4,408	398
	$40,179	$10,827

Schedule of Product Warranty Liability [Table Text Block]

A summary of warranty activity for the years ended December 31, 2012 and 2011 is as follows:

in thousands	2012	2011
Beginning balance	$1,543	$1,204
Accruals for warranties issued during the period	1,139	2,249
Warranty costs incurred during the period	(1,463)	(1,910)
Ending balance	$1,219	$1,543

Unearned Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Unearned revenues result primarily from customers paying in advance for maintenance services to be performed and consisted of the following at December 31:

in thousands	2012	2011
Maintenance contracts - current	$16,755	$9,629
Maintenance contracts - long-term	3,181	2,562
Other	1,313	140
	$21,249	$12,331

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of the Company’s deferred tax assets (liabilities) at December 31, 2012 and 2011 were as follows:

in thousands	2012	2011
Current deferred tax assets:
Inventory related	$1,110	$679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development
credit carryforward	-	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	-
Current deferred tax assets	$4,968	$2,973

Long-term deferred tax assets:
Stock-based compensation expense	$1,184	$-
Long-term deferred tax assets	$1,184	$-

Current deferred tax liabilities
Inventory related	$(645)	$-
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	$(945)	$-

Long-term deferred tax assets:
Stock-based compensation expense	$876	$391
State net operating loss	463	-
Other	186	-
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$(54,693)	$(6,760)

Summary Of Deferred Income Taxes [Table Text Block]

The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2012	2011
	(U.S. $ in thousands)
Current assets—deferred income taxes	$4,968	$2,973
Long-term assets- other non current assets	1,184	-
Current liabilities—deferred income tax liabilities	(945)	-
Long-term liabilities—deferred income taxes	(54,693)	(6,760)
	$(49,486)	$(3,787)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income before income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

in thousands	2012	2011	2010
United States	$23,274	$30,464	$13,506
Foreign	(4,764)	888	330
	$18,510	$31,352	$13,836

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of income tax expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

in thousands	2012	2011	2010
Current
Federal	$10,974	$9,906	$4,337
State	1,345	761	248
Foreign	1,445	293	103
	13,764	10,960	4,688

Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	-	-
	(4,077)	(234)	(222)
Total income taxes	$9,687	$10,726	$4,466

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2012, 2011, and 2010 is set forth below (the statutory rate being used in the U.S federal rate rather than the Israeli rate, given that substantially all of the periods provided were as a U.S domestic company):

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of
federal benefit	2.5	2.1	2.1
Tax exempt interest income	-	-	(0.8)
Stock compensation expense	3.4	0.6	0.2
Manufacturing deduction	(5.9)	(2.7)	(3.5)
Federal research and
development tax credit	-	(1.6)	(1.9)
Tax contingencies	(3.5)	0.4	1.3
Non-deductible acquisition expenses	12.9	0.3	-
Difference in tax rates	3.4	-	-
Other	4.5	0.1	(0.1)
Effective income tax rate	52.3%	34.2%	32.3%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
in thousands	2012	2011
Balance at beginning of year	$1,598	$1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	-
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$1,731	$1,598

Material Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Minimum annual operating lease payments as of December 31, 2012 are approximately as follows:

Year ending December 31,	in thousands
2013	$3,409
2014	2,602
2015	2,351
2016	1,920
2017	41
Thereafter	-
$10,323

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Balance [Table Text Block]
The balance of ordinary shares outstanding (reflecting retroactive adjustment of Stratasys, Inc. common stock to ordinary shares of the Company under reverse acquisition accounting) as of December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	Number of shares (in thousands)
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822

Fair Value of Warrant Related to OEM Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

The Company used the Black-Scholes option-pricing model to determine the fair value of the warrant granted to HP. The following assumptions were applied in determining the value:

Risk-free interest rate	3.1%
Expected term	4.5 years
Expected price volitility	47%
Dividend yield	-
Weighted average grant date fair value	$9.98

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options with the addition of Objet stock options on the merger date and any subsequent grants by the Company) for the years ended December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2010	1,519,628	$8.27	-	$26.15	$14.08

Granted in 2010	305,000	18.26	-	33.06	18.50

Exercised in 2010	(456,200)	9.30	-	26.15	13.97

Forfeited in 2010	(46,900)	9.30	-	23.04	14.68

Repurchased in 2010	(138,878)	9.30	-	26.15	14.04

Shares under option
at December 31, 2010	1,182,650	8.27	-	33.06	15.16

Granted in 2011	325,000	21.08	-	25.95	25.42

Exercised in 2011	(423,783)	8.27	-	24.65	14.61

Expired in 2011	(3,000)	12.49	-	12.49	12.49

Forfeited in 2011	(43,600)	9.30	-	25.50	16.08

Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59

Granted in 2012	336,750	46.87	-	46.87	46.87

Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10

Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50

Forfeited in 2012	(22,962)	9.30	-	46.87	31.05

Shares under option
at December 31, 2012	3,315,917	$2.21	-	$46.87	$11.8

Schedule of Stock Options Exercisable [Table Text Block]

A summary of stock options exercisable at December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

Options exercisable at
December 31, 2010	441,850	$8.27	-	$26.15	$14.95

Summary Information About Stock Options Outstanding [Table Text Block]

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2012	Life in Years	Price	2012	Price
$2.21 - $6.52	1,723,945	5.0	$3.49	1,621,794	$3.30
7.82 - 13.22	537,478	4.3	8.50	293,745	9.07
15.64 - 18.78	555,486	4.6	16.10	163,401	17.19
23.04 - 46.87	499,008	5.0	39.53	202,358	29.01
	3,315,917		11.84	2,281,298	7.32

Aggregate
intrinsic value	$226,509,751			$166,143,813

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

Stock-based compensation expenses included in the Company’s Statements of Operations were:

	2012	2011	2010
Cost of sales	$603	$-	$-
Research and development, net	960
Selling, general and administrative	7,311	1,587	1,242
Total stock-based compensation expenses	$8,874	$1,587	$1,242

Stock Options [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following assumptions were applied in determining the compensation cost:

	2012	2011	2010
Risk-free interest rate	0.8%	0.9% - 1.5%	2.3%
Expected option term	4.5 years	4.5 years	4.5 years
Expected price volitility	62%	55%	39%
Dividend yield	-	-	-
Weighted average grant date fair value	$22.36	$10.67	$6.13

Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Sales by Geographical Area [Table Text Block]

Net sales by geographic area were as follows:

in thousands	Year ended December 31,
	2012	2011	2010
North America	$113,854	$82,373	$60,548
Europe & Middle East	62,781	49,885	34,572
Asia Pacific	35,450	21,506	20,662
Latin America	3,159	2,130	2,062
	$215,244	$155,894	$117,844

Schedule of Property, Plant and Equipment by Geographical Location [Table Text Block]

Property, plant and equipment by geographical location were as follows:

in thousands	December 31,
	2012	2011
North America	$45,545	$38,974
Europe & Middle East	15,411	616
Asia Pacific	1,114	79
Latin America	-	-
	$62,070	$39,669

Retirement Plans and Employee Rights Upon Termination (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]

These amounts do not include amounts that might be paid to employees that will cease working for the Company before their normal retirement age.

in thousands
2013	76
2014	-
2015	38
2016	-
2017	139
Thereafter (through 2022)	1,185

Supplementary financial statement information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Schedule of Supplementary Balance Sheet Information [Table Text Block]

Accounts receivable—other are as follows (in thousands):

	December 31,
	2012	2011
Income tax receivable	$11,769	$-
Advances to suppliers	893	-
Government institutions	1,603	-
Foreign exchange forward contracts	1,818	-
Escrow account	885	-
Other	5,966	1,589
	$22,934	$1,589

Schedule of Other Income Expense [Table Text Block]

Other income (expense) consists of the following (in thousands):

	Year ended December 31,
	2012	2011	2011
Interest income	$984	$923	$921
Forward contract income—net	380	-	-
Foreign exchange losses—net	(157)	(888)	(617)
Gain on sale of investments	251	1,831	-
Other	(70)	480	64
Other income	$1,388	$2,346	$368

Nature of Operations and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	14
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	2
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10

Nature of Operations and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2012
In-Process Research and Development [Member]
Indefinite Lived Intangible Assets Description	Indefinite
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Tradenames [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Tradenames [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	11 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	3 years

Nature of Operations and Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Computer Software, Amortization	$ 0.9	$ 1.6	$ 1.9
Advertising Expense	$ 4.8	$ 3.6	$ 2.8
Maximum Additional Tax Rate On Distribution Of Dividends	10.00%
Tax Contingencies Settlement Percentage	50.00%
Weighted Average Number Diluted Shares Outstanding Adjustment (in shares)	964,123	520,605	550,121
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			400
Stratasys Shareholders [Member]
Equity Method Investment, Ownership Percentage	55.00%
Objet Shareholders [Member]
Equity Method Investment, Ownership Percentage	45.00%
Foreign Company [Member]
Maximum Additional Tax Rate On Distribution Of Dividends	25.00%

Business Combinations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012
Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Stratasys, Inc. closing price on December 1, 2012 merger date	$ 74.95
Total fair value of stock consideration	$ 1,158
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183
Fair value of non-controlling interest	0.3
Total purchase price	$ 1,341

Business Combinations (Details 1) (Objet Ltd [Member], USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate, Minimum	0.35%
Risk-free interest rate, Maximum	0.49%
Expected price volitility, Minimum	60.72%
Expected price volitility, Maximum	62.59%
Dividend yield	0.00%
Weighted average merger date fair value (in dollars per share)	$ 8.62
Maximum [Member]
Expected option term	3 years 8 months 12 days
Minimum [Member]
Expected option term	2 years 6 months

Business Combinations (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total purchase price	$ 1,341,000
Objet Ltd [Member]
Cash and cash equivalents	41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897

Business Combinations (Details 3) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Intangible assets, Amount	$ 490,176
Developed Technology Rights [Member]
Intangible assets, Amount	374,126
Weighted Average Life - Years	9 years 7 months 6 days
Customer Relationships [Member]
Intangible assets, Amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Intangible assets, Amount	15,291
Weighted Average Life - Years	9 years
Research Tax Credit Carryforward [Member]
Intangible assets, Amount	$ 28,080
Acquired Finite Lived Intangible Assets Weighted Average Useful Life Description	Indefinite

Business Combinations (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 215,244,000	$ 155,894,000	$ 117,844,000
Net income	8,491,000	20,626,000	9,370,000
Objet Ltd [Member]
Net sales	19,098,000
Net income	4,626,000
Supplemental pro forma combined results of operations:
Net sales	359,054,000	274,310,000
Loss attributable to Stratasys Ltd.	(21,577,000)	(78,705,000)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in dollars per share)	$ 0.58	$ 2.15

Business Combinations (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock-based compensation accelerations)	$ (7,600,000)
Objet Ltd [Member]
Stock-based compensation related to business combination	22,642,000	22,079,000
Increase in amortization of intangibles	44,239,000	48,261,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock-based compensation accelerations)	(28,850,000)	50,644,000
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899,000)	(6,960,000)
Adjust taxes to the blended rate after business combination	$ 35,132,000	$ 114,024,000

Business Combinations (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 03, 2011
Total purchase price	$ 1,341,000
Solidscape, Inc [Member]
Cash and cash equivalents	540
Accounts receivable	439
Inventories	1,578
Other current assets	771
Deferred income taxes	383
Property, plant and equipment	364
Goodwill	24,616	24,600
Intangible assets	19,500
Total assets acquired	48,191
Accounts payable & other liabilities	(1,041)
Unearned revenue	(154)
Deferred tax liabilities	(7,897)
Total liabilities assumed	(9,092)
Total purchase price	$ 39,099		$ 39,100

Business Combinations (Details 7) (Solidscape, Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Intangible assets, Amount	$ 19,500
Developed Technology Rights [Member]
Intangible assets, Amount	11,750
Weighted Average Life - Years	6 years 8 months 12 days
Customer Relationships [Member]
Intangible assets, Amount	5,100
Weighted Average Life - Years	15 years
Trademarks [Member]
Intangible assets, Amount	1,150
Weighted Average Life - Years	15 years
Research Tax Credit Carryforward [Member]
Intangible assets, Amount	1,150
Acquired Finite Lived Intangible Assets Weighted Average Useful Life Description	Indefinite
Noncompete Agreements [Member]
Intangible assets, Amount	$ 350
Weighted Average Life - Years	3 years

Business Combinations (Details Textual) (USD $)	1 Months Ended	12 Months Ended					3 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Objet Ltd [Member]	Dec. 31, 2011 Objet Ltd [Member]	Jun. 30, 2011 Solidscape, Inc [Member]	Dec. 31, 2012 Solidscape, Inc [Member]	May 03, 2011 Solidscape, Inc [Member]
Total purchase price		$ 1,341,000,000			$ 1,340,897,000			$ 39,099,000	$ 39,100,000
Stockholders' Equity, Reverse Stock Split		a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet's authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.			1 for 8.691
Percentage of Combined Ordinary Shares in Business Combinations		55.00%			45.00%
Stock-based Compensation	4,500,000	8,874,000	1,587,000	1,242,000
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog					6,300,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock based compensation accelerations		$ 7,600,000			$ 28,850,000	$ (50,644,000)	$ 615,000

Financial Instruments and Risk Management (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transaction Gain, before Tax	$ 380,000	$ 70,000	$ 340,000
Description of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments Activities	Foreign exchange forward contracts in effect as of December 31, 2012 were for the conversion of 20.9 million Euros into 26.8 million U.S. dollars and 37.0 million U.S. dollars into 145.6 million NIS.
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	1,800,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	800,000
Long-term Investments	$ 1,600,000

Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 0	$ 14,602
Long-term investments	1,634	32,581
Total investments	1,634	47,183
Auction Rate Securities [Member]
Long-term investments	1,634	2,000
Held-To-Maturity Securities [Member] | Bonds [Member]
Short-term investments	0	14,602
Long-term investments	$ 0	$ 30,581

Investments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liquidated Investments	$ 39,100,000	$ 15,700,000
Gain On Sale Of Liquidated Investments	251,000	626,000
Auction Rate Securities [Member]
Held-to-maturity Securities	1,634,000	2,000,000
Marketable Securities, Gain (Loss)		$ 626,000

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 37,823	$ 9,416
Work-in-process	3,809	390
Raw materials	26,363	12,965
Total Inventory	$ 67,995	$ 22,771

Net Investment in Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments receivable	$ 14,169	$ 9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$ 13,006	$ 8,790

Net Investment in Sales-type Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
Capital Leases Future Minimum Payments Receivable	$ 14,169

Net Investment in Sales-type Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Fee Income, Loans and Leases Held-for-sale	$ 378,000	$ 260,000	$ 277,000

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Machinery and equipment	$ 45,034	$ 29,807
Buildings and improvements	22,501	14,504
Computer equipment and software	19,873	11,885
Office equipment	3,785	2,610
Furniture and fixtures	5,019	2,400
Land	8,772	4,430
Property, Plant and Equipment, Gross	104,984	65,636
Accumulated depreciation and amortization	(46,523)	(38,951)
Property, Plant and Equipment, Net Excluding Capital Work In Progress and Land and Improvements	58,461	26,685
Capital work-in-progess	3,609	12,984
Property, Plant and Equipment, Net	$ 62,070	$ 39,669

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 25,394,000	$ 800,000
Acquisition and Merger of Solidscape/Objet	797,100,000	24,600,000
Goodwill	$ 822,475,000	$ 25,394,000

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 539,336	$ 46,225
Finite-Lived Intangible Assets, Accumulated Amortization	28,964	20,930
Finite-Lived Intangible Assets, Net	510,372	25,295
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,735	10,623
Finite-Lived Intangible Assets, Accumulated Amortization	9,058	4,807
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	15,831	14,575
Finite-Lived Intangible Assets, Accumulated Amortization	12,996	12,060
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,533	12,917
Finite-Lived Intangible Assets, Accumulated Amortization	4,952	3,421
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,877	1,510
Finite-Lived Intangible Assets, Accumulated Amortization	592	337
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	77,779	5,100
Finite-Lived Intangible Assets, Accumulated Amortization	1,172	227
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Finite-Lived Intangible Assets, Accumulated Amortization	194	78
In-Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	1,150
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0	$ 0

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 52,468
2014	54,022
2015	54,166
2016	54,023
2017	$ 53,551

Goodwill and Other Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 8,100,000	$ 3,800,000	$ 2,600,000
Weighted Average Remaining Amortization Period	9 years 4 months 24 days	6 years 8 months 12 days
Objet Ltd [Member]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,341,000,000
Goodwill	797,063,000
Solidscape, Inc [Member]
Goodwill	24,616,000	24,600,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 39,100,000

Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation, commissions and related benefits	$ 16,849	$ 7,197
Taxes	8,343	1,385
Accrued expenses	5,227	304
Prepayments from customers	2,203	0
Reserve for warranty expenses	1,219	1,543
Forward contracts (see note 3)	1,036	0
Royalties	894	0
Other	4,408	398
Other Liabilities, Current	$ 40,179	$ 10,827

Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 1,543	$ 1,204
Accruals for warranties issued during the period	1,139	2,249
Warranty costs incurred during the period	(1,463)	(1,910)
Ending balance	$ 1,219	$ 1,543

Unearned Revenues (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maintenance contracts - current	$ 16,755	$ 9,629
Maintenance contracts - long-term	3,181	2,562
Other	1,313	140
Deferred Revenue	$ 21,249	$ 12,331

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Inventory related	$ 1,110	$ 679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development credit carryforward	0	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	0
Current deferred tax assets	4,968	2,973
Long-term deferred tax assets:
Stock-based compensation expense	1,184	0
Long-term deferred tax assets	1,184	0
Current deferred tax liabilities
Inventory related	(645)	0
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	(945)	0
Long-term deferred tax assets:
Stock-based compensation expense	876	391
State net operating loss	463	0
Other	186	0
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$ (54,693)	$ (6,760)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets - deferred income taxes	$ 4,968	$ 2,973
Long-term assets- other non current assets	1,184	0
Current liabilities - deferred income tax liabilities	(945)	0
Long-term liabilities - deferred income taxes	(54,693)	(6,760)
Deferred Income Taxes Net	$ (49,486)	$ (3,787)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States	$ 23,274	$ 30,464	$ 13,506
Foreign	(4,764)	888	330
Income before income taxes	$ 18,510	$ 31,352	$ 13,836

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 10,974	$ 9,906	$ 4,337
State	1,345	761	248
Foreign	1,445	293	103
Current Income Tax Expense Benefit	13,764	10,960	4,688
Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	0	0
Deferred Income Tax Expense Benefit	(4,077)	(234)	(222)
Total income taxes	$ 9,687	$ 10,726	$ 4,466

Income Taxes (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.50%	2.10%	2.10%
Tax exempt interest income	0.00%	0.00%	(0.80%)
Stock compensation expense	3.40%	0.60%	0.20%
Manufacturing deduction	(5.90%)	(2.70%)	(3.50%)
Federal research and development tax credit	0.00%	(1.60%)	(1.90%)
Tax contingencies	(3.50%)	0.40%	1.30%
Non-deductible acquisition expenses	12.90%	0.30%	0.00%
Difference in tax rates	(3.40%)	0.00%	0.00%
Other	4.50%	0.10%	(0.10%)
Effective income tax rate	52.30%	34.20%	32.30%

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 1,598	$ 1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	0
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$ 1,732	$ 1,598

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward, Amount	$ 300,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	175,000	175,000
Undistributed Earnings of Foreign Subsidiaries	0
Decrease In Tax Rates	10.00%
Decrease In Tax Rates Next Twelve Months	12.50%
Decrease In Tax Rates In Year Two	7.00%
Decrease In Tax Rates In Year Three	12.00%
Decrease In Tax Rates In Year Four	6.00%
Corporate Tax Rate	25.00%	24.00%	25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(3.40%)	0.00%	0.00%
Privileged Enterprise Benefits Rate	25.00%
Description Of Foreign Investors	When foreign (non Israeli) ownership exceeds 90%, the Approved Enterprise and Privileged Enterprise income is either tax exempt or taxable at a tax rate of 10% for a 10 year period.
Accrued Tax Exempt Income	55,000,000
Accrued Corporate Tax	5,500,000
Reduced Corporate Tax Rate	15.00%
Maximum Of One Time Payment	$ 2,400,000
Decrease In Tax Rates In Year Thereafter	6.00%
Special Preferred Enterprise Of Reduced Tax Rates 1	8.00%
Special Preferred Enterprise Of Reduced Tax Rates 2	5.00%
Special Preferred Enterprise Benefits Period	10 years
Germany [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	27.90%
Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	16.50%
Japan [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	42.00%
China [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%
Italy [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	27.50%

Material Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3,409
2014	2,602
2015	2,351
2016	1,920
2017	41
Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 10,323

Material Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Value For Inventory Purchases	$ 30,200,000	$ 23,700,000
Operating Leases, Rent Expense	$ 1,048,000	$ 846,000	$ 669,000
Rate Of Royalties Commited To Pay In Next Fiscal Year	3.00%
Non Cancellable Operating Lease Expiration Period	2017
Rate Of Royalties Committed To Pay In Current Year	3.50%

Collaborative Arrangements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development, net	$ 19,659	$ 14,360	$ 9,755
Collaborative Arrangement [Member]
Research and development, net	$ 3,200	$ 700	$ 1,200

Equity (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822

Equity (Details Textual)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity, Reverse Stock Split	a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet's authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.

Fair Value of Warrant Related to OEM Agreement (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate	3.10%
Expected term	4 years 6 months
Expected price volitility	47.00%
Dividend yield	0.00%
Weighted average grant date fair value (in dollars per share)	$ 9.98

Fair Value of Warrant Related to OEM Agreement (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2010	Dec. 31, 2012
Warrants Issued To Purchase Common Stock		500,000
Exercise Price Of Warrants Issued To Purchase Common Stock (in dollars per share)		$ 17.78
Warrants Exercised	500,000
Common Stock Issued Warrants Cashless Exercise	360,115
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation (in dollars)			$ 6.1

Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options Outstanding, Shares under option	3,315,917
Weighted Average Exercise Price, Shares under option	$ 18.59	$ 15.16	$ 14.08
Weighted Average Exercise Price, Granted	$ 46.87	$ 25.42	$ 18.5
Weighted Average Exercise Price, Objet options from merger	$ 6.1
Weighted Average Exercise Price, Exercised	$ 11.5	$ 14.61	$ 13.97
Weighted Average Exercise Price, Expired		$ 12.49
Weighted Average Exercise Price, Forfeited	$ 31.05	$ 16.08	$ 14.68
Weighted Average Exercise Price, Repurchased			$ 14.04
Weighted Average Exercise Price, Shares under option	$ 11.84	$ 18.59	$ 15.16
Common Stock [Member]
Number of Options Outstanding, Shares under option	1,037,267	1,182,650	1,519,628
Number of Options Outstanding, Granted	336,750	325,000	305,000
Number of Options Outstanding, Objet options from merger	3,286,909
Number of Options Outstanding, Exercised	(1,322,047)	(423,783)	(456,200)
Number of Options Outstanding, Expired		(3,000)
Number of Options Outstanding, Forfeited	(22,962)	(43,600)	(46,900)
Number of Options Outstanding, Repurchased			(138,878)
Number of Options Outstanding, Shares under option	3,315,917	1,037,267	1,182,650
Minimum [Member]
Per Share Exercise Price, Shares under option	$ 9.3	$ 8.27	$ 8.27
Per Share Exercise Price, Granted	$ 46.87	$ 21.08	$ 18.26
Per Share Exercise Price, Objet options from merger	$ 2.21
Per Share Exercise Price, Exercised	$ 2.21	$ 8.27	$ 9.3
Per Share Exercise Price, Expired		$ 12.49
Per Share Exercise Price, Forfeited	$ 9.3	$ 9.3	$ 9.3
Per Share Exercise Price, Repurchased			$ 9.3
Per Share Exercise Price, Shares under option	$ 2.21	$ 9.3	$ 8.27
Maximum [Member]
Per Share Exercise Price, Shares under option	$ 33.06	$ 33.06	$ 26.15
Per Share Exercise Price, Granted	$ 46.87	$ 25.95	$ 33.06
Per Share Exercise Price, Objet options from merger	$ 15.64
Per Share Exercise Price, Exercised	$ 33.06	$ 24.65	$ 26.15
Per Share Exercise Price, Expired		$ 12.49
Per Share Exercise Price, Forfeited	$ 46.87	$ 25.5	$ 23.04
Per Share Exercise Price, Repurchased			$ 26.15
Per Share Exercise Price, Shares under option	$ 46.87	$ 33.06	$ 33.06

Stock Options (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares, Options exercisable	2,281,298	210,520	441,850
Weighted Average Exercise Price, Options exercisable	$ 7.32	$ 16.44	$ 14.95
Minimum [Member]
Per Share Exercise Price, Options exercisable	$ 2.21	$ 9.3	$ 8.27
Maximum [Member]
Per Share Exercise Price, Options exercisable	$ 46.87	$ 26.15	$ 26.15

Stock Options (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options One [Member]	Dec. 31, 2012 Stock Options Two [Member]	Dec. 31, 2012 Stock Options Three [Member]	Dec. 31, 2012 Stock Options Four [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Stock Options One [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Two [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Three [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Four [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Stock Options One [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Two [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Three [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Four [Member]
Exercise Prices									$ 2.21	$ 9.3	$ 8.27	$ 8.27	$ 2.21	$ 7.82	$ 15.64	$ 23.04	$ 46.87	$ 33.06	$ 33.06	$ 26.15	$ 6.52	$ 13.22	$ 18.78	$ 46.87
Options Outstanding, Number Outstanding	3,315,917				1,723,945	537,478	555,486	499,008
Options Outstanding, Weighted-Average Remaining Contractual Life in Years					5 years	4 years 3 months 18 days	4 years 7 months 6 days	5 years
Options Outstanding, Weighted-Average Exercise Price	$ 11.84	$ 18.59	$ 15.16	$ 14.08	$ 3.49	$ 8.5	$ 16.1	$ 39.53
Options Exercisable, Number Exercisable	2,281,298	210,520	441,850		1,621,794	293,745	163,401	202,358
Options Exercisable, Weighted-Average Exercise Price	$ 7.32	$ 16.44	$ 14.95		$ 3.3	$ 9.07	$ 17.19	$ 29.01
Options Outstanding, Aggregate intrinsic value	$ 226,509,751
Options Exercisable, Aggregate intrinsic value	$ 166,143,813

Stock Options (Details 3) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Risk-free interest rate	0.80%		2.30%
Risk-free interest rate, Maximum		0.90%
Risk-free interest rate, Minimum		1.50%
Expected option term	4 years 6 months	4 years 6 months	4 years 6 months
Expected price volitility	62.00%	55.00%	39.00%
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value (in dollars per share)	$ 22.36	$ 10.67	$ 6.13

Stock Options (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses	$ 4,500	$ 8,874	$ 1,587	$ 1,242
Cost Of Sales [Member]
Total stock-based compensation expenses		603	0	0
Research and Development Expense [Member]
Total stock-based compensation expenses		960
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expenses		$ 7,311	$ 1,587	$ 1,242

Stock Options (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Increased Shares Reserved Annually			500,000
Stock-based compensation	$ 4,500,000		$ 8,874,000	$ 1,587,000	$ 1,242,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 22.36	$ 10.67
Share Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)			$ 8.91	$ 5.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			74,500,000	9,500,000	8,200,000
Stock Repurchased During Period, Shares		138,878
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Unvested Outstanding, Number			1,034,619	826,747
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Weighted Average Grant Date Fair Value (in dollars per share)			$ 9.82	$ 7.46
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 49,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 6 months
Objet Options [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.40%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			0.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			60.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			62.60%
Objet Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			2 years 6 months
Objet Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years 8 months 12 days

Litigation (Details Textual)	1 Months Ended		12 Months Ended							3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	May 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Dec. 31, 2004	Dec. 31, 2012 Reservation Of Rights [Member] USD ($)	Dec. 31, 2012 Former Employee [Member] USD ($)	Dec. 31, 2012 Former Employee [Member] ILS	Dec. 31, 2004 Former Employee [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] USD ($)	Dec. 31, 2007 Former Supplier [Member] USD ($)	Dec. 31, 2007 Former Supplier [Member] EUR (€)
Percentage Of Purchase Of Outstanding Shares and Compensate By Stock Option Issued								1.75%
Stock-based compensation	$ 4,500,000		$ 8,874,000	$ 1,587,000	$ 1,242,000							$ 85,000
Litigation Settlement, Expense										27,000	100,000
Claiming Damages Interest and Legal and Litigation Costs														747,000	566,000
Interest and Legal and Litigation Costs													911,000		690,000
Percentage Of Maintain Equity Interest						1.45%	1.45%
Reimburse Salary Reductions						148,000	552,000
Loss Contingency Demanded On Termination		118,000
Litigation Compensation			$ 1,500,000						$ 500,000

Entity-Wide Disclosure (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Net	$ 215,244	$ 155,894	$ 117,844
North America [Member]
Revenue, Net	113,854	82,373	60,548
Europe and Middle East [Member]
Revenue, Net	62,781	49,885	34,572
Asia Pacific [Member]
Revenue, Net	35,450	21,506	20,662
Latin America [Member]
Revenue, Net	$ 3,159	$ 2,130	$ 2,062

Entity-Wide Disclosure (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	$ 62,070	$ 39,669
North America [Member]
Property, Plant and Equipment, Net	45,545	38,974
Europe and Middle East [Member]
Property, Plant and Equipment, Net	15,411	616
Asia Pacific [Member]
Property, Plant and Equipment, Net	1,114	79
Latin America [Member]
Property, Plant and Equipment, Net	$ 0	$ 0

Retirement Plans and Employee Rights Upon Termination (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 76
2014	0
2015	38
2016	0
2017	139
Thereafter (through 2022)	$ 1,185

Retirement Plans and Employee Rights Upon Termination (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	50.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 789,000	$ 519,000	$ 219,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	1,700,000
Severance Liabilities	1,100,000
Defined Benefit Plan, Expected Future Benefit Payments	$ 1,400,000
Description of Defined Contribution Pension and Other Postretirement Plans	The Company, at its discretion, makes matching contributions equal to the lesser of $3,000 or 3% of the participant's annual compensation.

Related Parties (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction, Expenses from Transactions with Related Party	$ 35,000

Supplementary financial statement information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income tax receivable	$ 11,769	$ 0
Advances to suppliers	893	0
Government institutions	1,603	0
Foreign exchange forward contracts	1,818	0
Escrow account	885	0
Other	5,966	1,589
Other Accounts Receivable Current	$ 22,934	$ 1,589

Supplementary financial statement information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 984	$ 923	$ 921
Forward contract income - net	380	0	0
Foreign exchange losses - net	(157)	(888)	(617)
Gain on sale of investments	251	1,831	0
Other	(70)	480	64
Other income	$ 1,388	$ 2,346	$ 368

Subsequent events (Details Textual) (Subsequent Event [Member]) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012
Subsequent Event [Member]
Stock Options Exercise Granted	4	2.5

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Balance	$ 1,318,714	$ 1,283,925	$ 1,125,112
Charged to costs and expenses	231,995	140,457	332,363
Charged to other accounts	0	0	0
Deductions	595,429	105,668	173,550
Balance	955,280	1,318,714	1,283,925
Allowance for Sales Returns [Member]
Balance			0
Charged to costs and expenses			372,811
Charged to other accounts			0
Deductions			372,811
Balance			$ 0